Investment Strategy	Sep. 30, 2025
Amplify AI Powered Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of companies that comprise the Index. The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Index invests primarily in equity securities listed on the iShares Core S&P Total US Stock Market ETF (the “Index Universe”) based on the results of a proprietary, quantitative model developed by EquBot Inc. (“EquBot”) (the “Index Provider”) that runs on the IBM Watson™ platform. EquBot is a technology based company focused on applying artificial intelligence (“AI”) based solutions to investment analyses. EquBot uses AI to conduct an objective, fundamental analysis of U.S. domiciled common stocks, including special purpose acquisitions companies (“SPACs”), and real estate investment trusts (“REITs”) based on up to ten years of historical data and apply that analysis to recent economic and news data. A SPAC is a “blank check” company with no commercial operations that is designed to raise capital via an initial public offering for the purpose of engaging in a merger, acquisition, reorganization, or similar business combination (a “Combination”) with one or more operating companies (each a SPAC-derived company). The iShares Core S&P Total US Stock Market ETF seeks to track the investment results, on a float-adjusted market basis, of a broad-based index composed of all U.S. common equities listed on the New York Stock Exchange (NYSE) (including NYSE Arca, Inc. and NYSE American), the Nasdaq Global Select Market, the Nasdaq Select Market, the Nasdaq Capital Market, Cboe BXZ, Cboe BYX, Cboe EDGA and Cboe EDGX.

Four business days before the last business day of each month, the Index Provider uses an AI forecast to rank a subset of companies in the Index Universe to create a portfolio with the highest forecasted return (based on each company’s expected price change over a one-month horizon, relative to its current price). The Index, based upon the EquBot model, ranks each company based on the probability of the company benefiting from current economic conditions, trends, and world events and identifies approximately 30 to 200 companies with the greatest potential over the next twelve months for appreciation, targeting a maximum risk adjusted return versus the broader U.S. equity market. The Index assigns weights for each company based on its potential for appreciation and correlation to the other companies in the Fund’s portfolio. The Index may invest in the securities of companies of any market capitalization. The Index Provider then chooses securities based on its AI forecasted rankings, subject to the following constraints: (i) the Index limits the weight of any individual company to 10%, (ii) the weight of any one industry (including SPACs or REITs) cannot exceed 25%, and (iii) 80% of the Index must be in equity securities. At times, a significant portion of the Fund’s assets may consist of cash and cash equivalents. As of September 30, 2025, the Index was comprised of 161 constituents and had significant exposure to the information technology sector.

The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

The Index was initially created by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. The Index is calculated and maintained by Solactive AG, which is not affiliated with the Fund, the Adviser, the Sub-Adviser, or the Index Provider.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, except to the extent the Index is concentrated in an industry or a group of industries.

Diversification Status. The Fund is classified as a “diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of companies that comprise the Index.
Amplify Bloomberg AI Value Chain ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that comprise the Index. The Fund will invest in the common stock and/or depositary receipts of companies that comprise the Index. The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund uses a replication strategy, which is an indexing strategy that involves investing in the securities of an index in approximately the same proportions as in such index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

Amplify Investments LLC is the investment adviser to the Fund (“Amplify” or the “Adviser”) and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”). Bloomberg Index Services Limited developed and maintains the Index (the “Index Provider”). The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser.

The Index. The Index is constructed to track the performance of cloud computing, semiconductor, and hardware companies focused on the next generation of computing needs. The Index includes the top 45 companies that are part of the “Cloud” and “Artificial Intelligence” ecosystems according to Bloomberg Intelligence (“BI”).

The Index universe begins with all securities that are members of the Bloomberg World Aggregate universe with (1) a minimum issuer free float market capitalization of $500 million; and (2) a minimum 90-day average daily value traded of $5 million. From this initial universe, a security must belong to either the Cloud ecosystem or the Artificial Intelligence (AI) ecosystem as determined by BI to be eligible for inclusion in the Index. Within the AI ecosystem, a security must be within the AI Semiconductors or AI Hardware categories. If a security is classified within one of these two ecosystems, to be eligible for inclusion it must also belong to the “gold” tier as pursuant to the Bloomberg Thematic Protocol. A gold tier ranking pursuant to this protocol equates to a high exposure on both a revenue basis and a thematic basis to a relevant theme. For additional information on the index tiering process of the Bloomberg Thematic Protocol, please see “Additional Information About the Fund’s Strategies and Risks.”

All securities that satisfy the eligibility requirements of the Index are eligible for inclusion and are grouped into three categories: (1) Cloud; (2) AI Hardware; and (3) AI Semiconductors. The top 15 securities within each category by “issuer free float market capitalization” (which is the aggregate free float market capitalization of all securities for a particular issuer) are selected for inclusion in the Index. If an issuer has multiple securities, then the security currently in the Index will take precedence if it has met all other criteria for eligibility, otherwise, the security with the highest 90-day average daily value traded is eligible for inclusion in the Index. The Index constituents are equally weighted.

The Index is reconstituted and rebalanced quarterly in January, April, July, and October. Eligibility and selection of securities, as well as weighting of securities, is based on data as of the first Friday in relevant month. The rebalancing and reconstitution of the Index is announced on the second Friday of the relevant month and the reconstitution and rebalancing goes effective after close of trading in the third Friday of the relevant month.

As of September 30, 2025, the Index was comprised of 44 constituents and had significant exposure to the information technology sector.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries, except to the extent that the Index concentrates in an industry or group of industries.

Diversification Status. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that comprise the Index.
Amplify Travel Tech ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the Index and in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) based on the component securities in the Index. The Fund may also invest in other investment companies that principally invest in the types of instruments allowed by the investment strategies of the Fund.

The Fund generally expects to use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

Prime Travel Technology Index NTR

The Index tracks the performance of globally exchange-listed equity securities (or corresponding ADRs or GDRs) of companies across the globe that are engaged in “Travel Technology Business” which is defined as providing technology, via the internet and internet-connected devices such as mobile phones, to facilitate the following activities: travel bookings and reservations, ride sharing and hailing, travel price comparison, and travel advice. Companies with products and services that are primarily engaged in any of the categories of Travel Technology Business are collectively called “Travel Technology Companies.”

The companies included in the Index are identified by Prime Indexes (the “Index Provider”). The Index Provider determines whether a company is a Travel Technology Company based on its assessment of: i) descriptions of a company’s primary business activities in its regulatory filings (e.g., annual reports, financial statements and other public filings), investor presentations, as well as third-party industry research, reports, and analyses; and ii) if a company derives more than 50% of its revenue from Travel Technology Business. The Index Provider screens candidate companies for the Travel Technology Index for investability based on i) must be an equity security of an operating company or an ADR of an operating company; ii) must have a minimum market capitalization of $150 million; iii) must have an average daily trading volume of $250,000 or greater; and iv) must be on an exchange in a country that does not employ restrictions on foreign capital investment.

The Index has a quarterly review in March, June, September, and December of each year upon which the Index is reconstituted and rebalanced by the Index Provider. The composition of the Index and the constituent weights are determined on the two Thursdays before the second Friday of each March, June, September, and December (or the next business day if this is a non-business day) (also known as the “Selection Day”). Component changes are implemented as of the market close on the third Friday of March, June, September, and December (or the next business day if the third Friday is not a business day) and become effective at the market opening on the next trading day.

At the time of each reconstitution, the companies in the Index are weighted using a proprietary weighting methodology (the “Methodology”) that weights the securities based on market capitalization and average daily value traded. The larger and more frequently traded companies, based on the Methodology, will receive a higher score compared to smaller and less frequently traded companies. As of September 30, 2025, the Index had 30 constituents.

The Index is developed and owned by the Index Provider, and the Index is calculated and maintained by Solactive AG (the “Calculation Agent”). The Index Provider is independent of the Calculation Agent, the Fund, Amplify Investments LLC (the “Adviser”) and Tidal Investments LLC (the “Sub-Adviser”).

The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries, except to the extent that the Index concentrates in an industry or group of industries. As of the date of this prospectus, the Index is concentrated in the hotels, restaurants & leisure industry.

Diversification Status. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the Index and in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) based on the component securities in the Index.
Amplify Bitcoin Max Income Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to participate in the price return of bitcoin (i.e. “spot” bitcoin prices”) (“Bitcoin Price”) and to generate a high level of annualized option premium by selling options on exchange-traded products (“Bitcoin ETPs”) that reference the Bitcoin Price. The Bitcoin ETPs may be Bitcoin ETPs that hold bitcoin directly (“Bitcoin Spot ETFs”) or Bitcoin ETPs that derive exposure to bitcoin through investments in exchange-traded futures contracts that utilize bitcoin as a reference asset (“Bitcoin Futures ETFs”). As further described below, the Fund expects to sell call options that are approximately 5% “out of the money” with targeted maturities of one week or less. The Fund expects to make distributions from the income generated from its call writing strategy on a monthly basis. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Kelly Strategic Management, LLC (doing business as Kelly Intelligence) (“Kelly Intelligence”) and Penserra Capital Management LLC (“Penserra,” together with Kelly Intelligence, the “Sub-Advisers”) serve as investment sub-advisers to the Fund.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the Bitcoin Price. The Fund’s holdings are described below:

Principal Holdings
Portfolio Holdings	Investment Description	Expected Maturity
Long Exposure
Shares of Bitcoin ETPs	A portion of the Fund’s long exposure to Bitcoin ETPs will come through the Fund owning shares of the Bitcoin ETPs	N/A
Bitcoin ETP Options

The Fund will use options on Bitcoin ETPs (the “Bitcoin ETP Options”) that reference a Bitcoin ETP or the Bitcoin ETP Index (as defined below) for synthetic exposure to Bitcoin ETPs. The Fund may use the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration or may purchase an in-the-money call option. This synthetically creates the upside and downside participation in the Bitcoin Price, as represented by the Bitcoin ETP or Bitcoin ETP Index.

1 year or less
Covered Call Writing
Bitcoin ETP Options	Call options are sold approximately 5% “out-of-the-money” (i.e. the strike price is above the strike price of the corresponding sold call) to generate an annualized premium.	One week or less
U.S. Treasuries
U.S Treasuries and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. These instruments are used as collateral for the BTP Options.	1-month to 2-year maturities

Bitcoin Price Exposure. The Fund provides investment exposure to the Bitcoin Price by investing in Bitcoin ETPs (which may include Bitcoin Spot ETFs, Bitcoin Futures ETFs or a combination of the two) that provide investment exposure to the Bitcoin Price or by trading Bitcoin ETP Options. Bitcoin ETPs are exchange-traded investment products not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that reflect the price of bitcoin, before fees and expenses, by purchasing and storing bitcoin in a digital vault and issuing exchange-listed shares that correspond to the price of bitcoin it holds and trade intra-day on a national securities exchange. Bitcoin ETPs are passively managed and their sponsors do not actively manage the exposure to bitcoin held by the Bitcoin ETP. The Fund expects its Bitcoin ETP exposure to include one or more Bitcoin ETPs that comprise the CBOE Bitcoin U.S. ETF Index (the “Bitcoin ETP Index”). The Bitcoin ETP Index is a modified market capitalization-weighted index designed to reflect the price return performance of a basket of Bitcoin ETPs listed on U.S. Exchanges. The Fund may, at times, gain investment exposure to the Bitcoin Price by investing in Bitcoin Futures ETFs. Bitcoin Futures ETFs are exchange-traded investment products registered under the 1940 Act that seek investment results that correspond to the performance of bitcoin primarily through investments in bitcoin futures contracts. Bitcoin Futures ETFs are actively managed and invest in bitcoin futures contracts in order to gain price exposure to bitcoin. Additional information regarding the Bitcoin ETPs and the Bitcoin ETP Index is available in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The Fund expects to invest in shares of the Bitcoin ETPs indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. See “Cayman Subsidiary” below for additional information.

In addition to its investments in Bitcoin ETPs, the Fund expects to also obtain exposure to the Bitcoin Price by buying and selling a combination of Bitcoin ETP Options that reference a Bitcoin ETP (which may include a Bitcoin Spot ETF or a Bitcoin Futures ETF) or the Bitcoin ETP Index. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price (the “strike price”). Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined strike price. The Fund’s options exposure to the Bitcoin ETPs is considered to be “synthetic.” The synthetic exposure may be created through the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration. This combination synthetically creates the upside and downside participation in the Bitcoin Price, as represented by the Bitcoin ETP or Bitcoin ETP Index. The Fund will primarily gain exposure to increases in value experienced by the Bitcoin ETP or Bitcoin ETP Index through the purchase of call options.

As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in the Bitcoin Price experience by the Bitcoin ETP or Bitcoin Index through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to the Bitcoin Price both on the upside and downside. Alternatively, the Fund may purchase an in-the-money call option to synthetically participate in the upside and downside participation in the Bitcoin Price as represented by the Bitcoin ETP or Bitcoin ETP Index.

Option Income. The Fund seeks to generate income via option premiums the Fund receives by selling Bitcoin ETP Options contracts. The Fund will target Bitcoin ETP Options contracts with a one week or less expiration. The Fund sells call option contracts at approximately 5% above the then-current value of a Bitcoin ETP or Bitcoin ETP Index, also known as “out-of-the-money.” By selling out-of-the-money call options, the Fund will participate in any gains of the Bitcoin Price up to the strike price of the sold call option contract and will forfeit any of the upside market appreciation (if any) experienced by the Bitcoin ETP or Bitcoin ETP Index for which the options are written in exchange for premium received. This strategy effectively converts a portion of the potential upside Bitcoin Price return growth into current income.

To maximize income, the Fund intends to sell call option contracts on the full amount of its Bitcoin ETP or Bitcoin ETP Index price return exposure. Because the Fund will fully cover the upside price return exposure to a Bitcoin ETP or Bitcoin ETP Index, the Fund’s potential upside to the Bitcoin ETP’s or Bitcoin ETP Index’s price returns will be completely capped at the sold call Bitcoin ETP Options strike price, meaning the Fund may forgo all price returns experienced by the Bitcoin ETP or Bitcoin ETP Index beyond the strike price in exchange for income received in the form of call option premium. In a traditional covered call strategy, an investor (such as the Fund) writes a call option on a security it owns. However, the Fund expects to derive exposure to Bitcoin ETPs through the use of Bitcoin ETP Options that use the Bitcoin ETPs as the reference asset. This distinction causes the Fund’s strategy to be commonly referred to as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund expects to have synthetic exposure to the Bitcoin Price through Bitcoin ETP Options. See “Option Contracts Risk — Call Option Strategy Risk” below for additional risks associated with the Fund’s call option writing strategy.

The Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Bitcoin ETP Index and the Fund utilize European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash. Therefore, if the price of the Bitcoin ETP exceeds the strike price, and the option contract is exercised, the Fund will be obligated to deliver the cash value of the difference between the then current price of the Bitcoin ETP and the strike price for the number of shares contemplated by the option contract.

The Fund will invest its remaining assets in U.S. Treasuries, cash or cash-like investments. The Fund does not invest directly in bitcoin.

Examples:

The following table provides an overview of the Fund’s anticipated performance versus various changes in the share price of a Bitcoin ETP when the call option strategy is employed.

Overview of anticipated performance in various market conditions
A rise in share price of the Bitcoin ETP that does not exceed the strike price of the sold calls at expiration	Increase in the Fund NAV and outperformance vs the Bitcoin ETP	In targeting strike prices that are 5% “out-of-the-money” on a weekly basis the Fund should participate in the upside on the first 5% rise in share price of the Bitcoin ETP
A slight decline in share price of the Bitcoin ETP or flat performance	Increase or flat Fund NAV and outperformance vs the Bitcoin ETP
A significant decline in share price of the Bitcoin ETP	Decline in the Fund NAV and outperformance vs the Bitcoin ETP
A significant rise in share price of the Bitcoin ETP that exceeds the strike price of the sold calls at expiration	Increase in the Fund NAV and underperformance vs the Bitcoin ETP

In targeting strike prices that are 5% “out-of-the-money” on a weekly basis the Fund should participate in the upside on the first 5% rise in share price of the Bitcoin ETPs. Beyond the first 5% increase the Fund would not participate in the upside because 100% of the Bitcoin ETP shares are expected to be covered.

Based on market conditions as of the date of this Prospectus, the anticipated annualized option premium range is between 30% - 60%. Given market volatility, the actual annualized option premium received may be significantly higher or lower than the stated range. To further illustrate, the following scenarios compare the potential outcomes of the Fund’s strategy:

Scenario 1:

•        Bitcoin ETP share price: $100

•        Strike Price of Sold Covered Call: $105

•        Premium Received: $1.00

•        Percent of long exposure Bitcoin ETP shares covered: 100%

•        Annualized Option Premium: 52%

Outcome: The Fund would participate on the first 5% of upside on the entire portfolio until the sold call option expires. The Fund also retains the initial $1.00 premium. Any remaining upside participation on the price returns of the Bitcoin ETP would be forfeited.

Scenario 2:

•        Bitcoin ETP share price: $100

•        Strike Price of Sold Covered Call: $105

•        Premium Received: $0.60

•        Percent of long Bitcoin ETP shares covered: 100%

•        Annualized Option Premium: 31%

Outcome: The Fund would participate on the first 5% of upside on the entire portfolio until the sold call option expires. The Fund also retains the initial $0.60 premium. Any remaining upside participation on the price returns of the Bitcoin ETP would be forfeited.

Bitcoin. Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

Cayman Subsidiary. The Fund invests in the Bitcoin ETPs indirectly by investing a portion of its assets in the Subsidiary. The Subsidiary and the Fund will have the same investment adviser, investment sub-advisers and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. In order to continue to qualify as a RIC, the Fund will have to reduce its exposure to the Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. At other times of the year, the Fund’s investments in the Subsidiary may significantly exceed 25% of the Fund’s total assets.

Diversification Status. The Fund is classified as a “non-diversified company” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the Bitcoin Price.
Amplify Lithium & Battery Technology ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index. The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. Using an indexing investment approach, the Fund attempts to replicate, before fees and expenses, the performance of the Index. The Fund generally will use a replication methodology, meaning it will invest in all of the underlying securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the underlying securities in the Index. The Fund’s investment sub-adviser, Tidal Investments LLC (“Tidal,” the “Sub-Adviser”) manages the investment of the Fund’s assets. The index provider is VettaFi LLC (“VettaFi” or the “Index Provider”). The Index Provider is not affiliated with the Fund, Amplify Investments LLC (the “Adviser”) or the Sub-Adviser.

The Index seeks to provide exposure to global companies deriving material revenue associated with the development, production and use of lithium battery technology including:

(1)     the development and production of lithium battery technologies and/or battery storage solutions,

(2)     the exploration, production, development, processing, and/or recycling of the materials and metals used in lithium-ion batteries such as Lithium, Cobalt, Nickel, Manganese, Vanadium and/or Graphite, and/or

(3)     the development and production of electric vehicles.

The Index universe includes publicly traded global companies associated with the development, production and use of lithium battery technology, including companies that:

(1)     derive more than 50% of their revenue from the development and production of lithium battery technologies and/or battery storage solutions; or

(2)     operate in the battery materials supply chain that demonstrate a verifiable beneficial interest in lithium battery technology, as verified by one of the following factors:

(i)      50% revenue or profit derived from the mining activity or metal processing, operations, contracts, and/or projects utilized in lithium battery chemistries, and/or

(ii)     global market share in the top five or at least 10% of global market share of any lithium battery metal utilized in the lithium battery chemistry that represents a primary source of revenue and/or net income for the company; or

(3)     derive more than 90% of their revenue from the development and production of electric vehicles.

In addition to the above, companies must be listed on a regulated stock exchange in the form of shares tradable for foreign investors without restrictions. To be included, a company must have a market capitalization of at least $500 million USD at time of adjustment. Additionally, the security must have an average daily traded value of at least $1 million USD over the last six months at the time of purchase, or adequate constituent liquidity and accessibility for an exchange listed product as determined by the Index Provider. For non-U.S. companies, a security must be U.S. exchange traded ADR versions, if available, provided their liquidity is comparable to locally traded shares. Additionally, for locally-traded shares of Chinese companies, such companies must have at least $10 billion in market capitalization. Further, industry weight to automobiles and components will not exceed 20% of the total index weight at the time of rebalance.

The Index is adjusted quarterly at the close of trading on the second Wednesday in August, November, February and May. If such day is not a business day, the adjustment will be conducted on the preceding business day. On each adjustment day, each component of the Index is weighted according to their market capitalization in US dollars, up to a maximum initial weight of 7 percent at time of adjustment.  If any name exceeds the 7 percent maximum initial weighting, the remaining weight will be redistributed equally among the other index components.

The Fund expects that certain of the companies that comprise the Index are located in emerging markets. See “Emerging Markets Risk.” As of September 30, 2025, the Index was comprised of 54 securities and had significant exposure to companies operating in China.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index.
Amplify Bitcoin 2% Monthly Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to participate in the price return of bitcoin (i.e. “spot” bitcoin prices”) (“Bitcoin Price”) and to generate a high level of annualized option premium by selling options on U.S. regulated ETFs that provide exposure to the bitcoin (“Bitcoin ETPs”). The Bitcoin ETPs may be Bitcoin ETPs that hold bitcoin directly (“Bitcoin Spot ETFs”) or Bitcoin ETPs that derive exposure to bitcoin through investments in exchange-traded futures contracts that utilize bitcoin as a reference asset (“Bitcoin Futures ETFs”). As further described below, the Fund expects to sell call options that are approximately 5-10% “out of the money” with targeted maturities of one week or less. The Fund will seek to vary its option selling each week to a level sufficient to generate 24% annualized option premium (the “Target Option Premium”), based upon the NAV of the Fund each time the Fund sells the weekly options contracts.

Please note that there is no guarantee the Fund will achieve the Target Option Premium in any given year. While the Fund seeks to generate the Target Option Premium, the actual premium earned during a one-year period will depend on the NAV of the Fund each time the Fund sells the weekly option contracts. Therefore, the actual premium income generated over a one-year period could be higher or lower than the Target Option Premium, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized premium generated by the Fund may be significantly less than the Target Option Premium for that time period.

The Fund expects to make distributions from the income generated from its call writing strategy on a monthly basis. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Kelly Strategic Management, LLC (doing business as Kelly Intelligence) (“Kelly Intelligence”) and Penserra Capital Management LLC (“Penserra,” together with Kelly Intelligence, the “Sub-Advisers”) serve as investment sub-advisers to the Fund.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the Bitcoin Price. The Fund’s holdings are described below:

Principal Holdings
Portfolio Holdings	Investment Description	Expected Maturity
Long Exposure
Shares of Bitcoin ETPs	A portion of the Fund’s long exposure to Bitcoin Price will come through the Fund owning shares of the Bitcoin ETPs.	N/A
Bitcoin ETP Options

The Fund will use options on Bitcoin ETPs (the “Bitcoin ETP Options”) that reference a Bitcoin ETP or the Bitcoin ETP Index (as defined below) for synthetic exposure to Bitcoin ETPs. The Fund may use the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration or may purchase an in-the-money call option. This synthetically creates the upside and downside participation in the Bitcoin Price, as represented by the Bitcoin ETP or Bitcoin ETP Index.

1 year or less
Covered Call Writing
Bitcoin ETP Options

Call options are sold approximately 5-10% “out-of-the-money” (i.e. the strike price is above the strike price of the corresponding sold call) to generate an annualized premium of 24%. The Fund will vary the percentage of its portfolio on which it sells options in order to achieve this level of premium.

One week or less
U.S. Treasuries
U.S Treasuries and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. These instruments are used as collateral for the Bitcoin ETP Options.	1-month to 2-year maturities

Bitcoin Price Exposure. The Fund provides investment exposure to the Bitcoin Price by investing in Bitcoin ETPs (which may include Bitcoin Spot ETFs, Bitcoin Futures ETFs or a combination of the two) that provide investment exposure to the Bitcoin Price or by trading Bitcoin ETP Options. Bitcoin Spot ETFs are exchange-traded investment products not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that reflect the price of bitcoin, before fees and expenses, by purchasing and storing bitcoin in a digital vault and issuing exchange-listed shares that correspond to the price of bitcoin it holds and trade intra-day on a national securities exchange. Bitcoin ETPs are passively managed and their sponsors do not actively manage the exposure to bitcoin held by the Bitcoin ETP. The Fund expects its Bitcoin ETP exposure to include one or more Bitcoin ETPs that comprise the CBOE Bitcoin U.S. ETF Index (the “Bitcoin ETP Index”). The Bitcoin ETP Index is a modified market capitalization-weighted index designed to reflect the price return performance of a basket of Bitcoin ETPs listed on U.S. Exchanges. The Fund may, at times, gain investment exposure to the Bitcoin Price by investing in Bitcoin Futures ETFs. Bitcoin Futures ETFs are exchange-traded investment products registered under the 1940 Act that seek investment results that correspond to the performance of bitcoin primarily through investments in bitcoin futures contracts. Bitcoin Futures ETFs are actively managed and invest in bitcoin futures contracts in order to gain price exposure to bitcoin. Additional information regarding the Bitcoin ETPs and the Bitcoin ETP Index is available in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The Fund expects to invest in shares of the Bitcoin ETPs indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. See “Cayman Subsidiary” below for additional information.

In addition to its investments in Bitcoin ETPs, the Fund expects to also obtain exposure to the Bitcoin Price by buying and selling a combination of Bitcoin ETP Options that reference a Bitcoin ETP (which may include a Bitcoin Spot ETF or a Bitcoin Futures ETF) or the Bitcoin ETP Index. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price (the “strike price”). Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined strike price. The Fund’s options exposure to the Bitcoin ETPs is considered to be “synthetic.” The synthetic exposure may be created through the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration. This combination synthetically creates the upside and downside participation in the Bitcoin Price, as represented by the Bitcoin ETP or Bitcoin ETP Index. The Fund will primarily gain exposure to increases in value experienced by the Bitcoin ETP or Bitcoin ETP Index through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in the Bitcoin Price experience by the Bitcoin ETP or Bitcoin Index through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to the Bitcoin Price both on the upside and downside. Alternatively, the Fund may purchase an in-the-money call option to synthetically participate in the upside and downside participation in the Bitcoin Price as represented by the Bitcoin ETP or Bitcoin ETP Index.

Target Option Premium. The Fund seeks to generate the Target Option Premium by selling Bitcoin ETP Options contracts. The Fund will target Bitcoin ETP Options contracts with a one week or less expiration. The Fund sells call option contracts at approximately 5-10% above the then-current value of a Bitcoin ETP or Bitcoin ETP Index, also known as “out-of-the-money.” In seeking to obtain the Target Option Premium, the Fund varies the size of the written call option contract attributable to the Bitcoin ETP or Bitcoin ETP Index in order to generate this sought-after Target Option Premium based upon the NAV of the Fund at the time the Fund writes the call options. Factors that impact the amount of premium generated in a written call option contract include: (i) time to expiration; (ii) strike price; and (iii) volatility of the underlying asset. The Fund sells new call option contracts each week that seek the Target Option Premium upon the expiration of its sold option contract. The amount of the portfolio that the Fund writes options on will vary depending on a variety of factors, but under normal circumstances, the Fund expects to write options on 60% or less of its portfolio. By selling out-of-the-money call options, the Fund will participate in any gains of the Bitcoin Price up to the strike price of the sold call option contract and will forfeit any of the upside market appreciation (if any) experienced by the Bitcoin ETP or Bitcoin ETP Index for which the options are written in exchange for premium received. This strategy effectively converts a portion of the potential upside Bitcoin Price return growth into current income. In a traditional covered call strategy, an investor (such as the Fund) writes a call option on a security it owns. However, the Fund expects to derive exposure to Bitcoin ETPs through the use of Bitcoin ETP Options that use the Bitcoin ETPs as the reference asset. This distinction causes the Fund’s strategy to be commonly referred to as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund expects to have synthetic exposure to the Bitcoin Price through Bitcoin ETP Options. While the Fund seeks to generate the Target Option Premium, the actual premium earned during a one-year period will depend on the NAV of the Fund at the time the options are sold. Therefore, the actual premium income generated over a one-year period could be higher or lower than the Target Option Premium, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized premium generated by the Fund may be significantly less than the Target Option Premium for that time period. See ”Option Contracts Risk — Call Option Strategy Risk” and “Target Option Premium Risk” below for additional risks associated with the Fund’s call option writing strategy.

The Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Index and the Fund utilize European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash. Therefore, if the price of the Bitcoin ETP exceeds the strike price, and the option contract is exercised, the Fund will be obligated to deliver the cash value of the difference between the then current price of the Bitcoin ETP and the strike price for the number of shares contemplated by the option contract.

The Fund will invest its remaining assets in U.S. Treasuries, cash or cash-like investments. The Fund does not invest directly in bitcoin.

Examples:

The following table provides an overview of the Fund’s anticipated performance versus various changes in the share price of a Bitcoin ETP when the call option strategy is employed for the duration of the Bitcoin ETP Options contracts.

Overview of anticipated performance in various market conditions
A rise in share price of the Bitcoin ETP that does not exceed the strike price of the sold calls at expiration	Increase in the Fund NAV and outperformance vs the Bitcoin ETP	In targeting strike prices that are 5-10% “out-of-the-money” on a weekly basis the Fund should participate in the upside on the first 10% rise in share price of the Bitcoin ETP
A slight decline in share price of the Bitcoin ETP or flat performance	Increase or flat Fund NAV and outperformance vs the Bitcoin ETP
A significant decline in share price of the Bitcoin ETP	Decline in the Fund NAV and outperformance vs the Bitcoin ETP
A significant rise in share price of the Bitcoin ETP that exceeds the strike price of the sold calls at expiration	Increase in the Fund NAV and underperformance vs the Bitcoin ETP

In targeting strike prices that are 5-10% “out-of-the-money” on a weekly basis the Fund should participate in the upside on the first 10% rise in share price of the Bitcoin ETPs. Beyond the first 10% increase the Fund would only participate in upside to the extent the Bitcoin ETP shares are uncovered

To further illustrate, the following scenarios compare the potential outcomes of the Fund’s strategy:

Scenario 1:

•        Bitcoin ETP share price: $100

•        Strike Price of Sold Covered Call: $110

•        Premium Received: $1.50

•        Percent of long exposure Bitcoin ETP shares covered: 31%

•        Annualized Option Premium: 24%

Outcome:

1.    The Fund would participate on the first 10% of upside on the entire portfolio until the sold call option expires. The Fund also retains the initial $1.50 premium.

2.    To the extent that the Bitcoin ETP price exceeds 10% appreciation, only 69% of the portfolio (i.e., the uncovered portion of the portfolio) would continue to participate in the price return gains experienced by the Bitcoin ETP.

Scenario 2:

•        Bitcoin ETP share price: $100

•        Strike Price of Sold Covered Call: $110

•        Premium Received: $0.75

•        Percent of long exposure Bitcoin ETP shares covered: 62%

•       Annualized Option Premium: 24%

Outcome:

1.    The Fund would participate on the first 10% of upside on the entire portfolio until the sold call option expires. The Fund also retains the initial $0.75 premium.

2.    To the extent that the Bitcoin ETP price exceeds 10% appreciation, only 38% of the portfolio (i.e., the uncovered portion of the portfolio) would continue to participate in the price return gains experienced by the Bitcoin ETP.

Bitcoin. Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

Cayman Subsidiary. The Fund invests in the Bitcoin ETPs indirectly by investing a portion of its assets in the Subsidiary. The Subsidiary and the Fund will have the same investment adviser, investment sub-advisers and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. In order to continue to qualify as a RIC, the Fund will have to reduce its exposure to the Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. At other times of the year, the Fund’s investments in the Subsidiary may significantly exceed 25% of the Fund’s total assets.

Diversification Status. The Fund is classified as a “non-diversified company” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the Bitcoin Price.
Amplify Blockchain Technology ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to provide total return by investing at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies actively involved in the development and utilization of blockchain technologies. The Fund may invest in non-U.S. equity securities, including depositary receipts. Tidal Investments LLC (“Tidal”) serves as the investment sub-adviser to the Fund (“Sub-Adviser”). Tidal manages the investment strategy and portfolio selection.

The “blockchain” is a peer-to-peer shared, distributed ledger that facilitates the process of recording transactions and tracking assets in a business network. Blockchain derives its name from the way it stores transaction data — in blocks that are linked together to form a chain. As the number of transactions grow, so does the blockchain. Blocks record and confirm the time and sequence of transactions, which are then logged into the blockchain, within a discrete network governed by rules agreed on by the network participants. Although initially associated with digital commodities, it can be used to track tangible, intangible and digital assets and companies in all business sectors. Blockchains may also be private or public. The distinction between public and private blockchains is related to who is allowed to participate in the network, execute the consensus protocol and maintain the shared ledger. A public blockchain network is completely open and anyone can join and participate in the network. A private blockchain network requires an invitation and must be validated by either the network starter or by a set of rules put in place by the network starter.

In pursuing its investment strategy, the Fund’s portfolio managers seek investments in companies across a wide variety of industries that are leading in the research, development, utilization and funding of blockchain-based transformational data sharing technologies. To satisfy the Fund’s minimum investment mandate, the Fund’s portfolio managers determine whether a company is actively involved in the development and utilization of blockchain-based transformational data sharing technologies by committing material resources in one or more of the following ways:

•        Actively engaging in the research and development, proof-of-concept testing, and/or implementation of transformational data sharing technology: the Fund’s portfolio managers review the scale, continuation and growth of such initiatives, and the dedication of organizational infrastructure (e.g. corporate divisions, number of employees) and capital to transformational data sharing activities.

•        Profiting from the demand for transformational data sharing applications such as transaction data, cryptocurrency and supply chain data: the Fund’s portfolio managers evaluate companies for both direct profitability, obtained by providing direct access to transformational data sharing technology, and indirect profitability, obtained by benefitting from cost reductions and economies of scale through transformational data sharing technology implementation for its business.

•        Partnering with and/or directly investing in companies that are actively engaged in the development and/or use of transformational data sharing technology: the Fund’s portfolio managers review both the number and size of partnership and/or projects invested, including a company’s internal initiatives.

•        Acting as a member of multiple consortiums or groups dedicated to the exploration of transformational data sharing technology use: the Fund’s portfolio managers review the number of consortiums or groups and size of investments, including a company’s internal initiatives.

In reviewing the above criteria, the Fund’s portfolio managers actively evaluate the legitimacy of each potential portfolio company’s commitment to transformational data sharing technologies. In addition, the Fund’s portfolio managers will generally construct the portfolio so that it meets the following standards:

•        each security must be listed on a regulated stock exchange in the form of shares tradable for foreign investors without restrictions;

•        at least 90% of securities issued by a U.S. companies must have a minimum market capitalization of at least $75,000,000;

•        each security issued by a non-U.S. company must have a minimum market capitalization of at least $100,000,000; and

•        each security must have a minimum global monthly trading volume of 250,000 shares, or minimum global notional volume traded per month of $25 million, averaged over the last six months.

The Fund’s portfolio managers will further review these constituent companies and classify the companies into two groups:

•        Core: companies are designated as “Core” if they derive significant direct revenue from transformational data sharing-related business and/or are among the largest five investors in transformational data sharing-engaged companies, as defined by the portfolio managers.

•        Secondary: companies are designated as “Secondary” if the company directly invests or partners in transformational data sharing technology companies, or participates in multiple blockchain industry consortiums.

The portfolio managers believe that an active management approach will enable the Fund to remain flexible and identify companies that are best positioned to profit from the developing transformational data sharing technology space. The Fund’s portfolio managers will actively seek opportunities for the Fund to invest in new and emerging transformational data sharing technology companies meeting the Fund’s eligibility criteria. Through portfolio management, the Fund’s portfolio managers believe that there will be opportunities to take advantage of market pricing dislocations, and to purchase, sell or weight the Fund’s portfolio holdings accordingly. The Fund’s portfolio managers generally seek to have a portfolio allocation of approximately 80% Core constituents and 20% Secondary constituents, with constituents being equally weighted within such groups. However, the Fund’s portfolio managers will manage the portfolio to increase, decrease or eliminate weightings of the portfolio holdings, based upon its assessment of:

•        changes in a company’s business model or operations;

•        a company’s increase or decrease in transformational data sharing related revenue;

•       public disclosures indicating that a company’s intent to engage in transformational data sharing business enhancements;

•       financial fundamentals, such as price to earnings and potential revenue growth, relative to other transformational data sharing universe constituents; or

•        unusual trading volumes and market pricing.

In connection with the Fund’s strategy to invest in companies involved with blockchain technologies, the Fund may invest in pooled investment vehicles with cryptocurrency exposures, subject to compliance with the applicable limitations of regulatory regimes (“Digital Asset ETPs”).

Cayman Subsidiary. The Fund may invest in shares of Digital Asset ETPs indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The Subsidiary and the Fund will have the same investment adviser, investment sub-advisers and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. In order to continue to qualify as a RIC, the Fund will have to reduce its exposure to the Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. At other times of the year, the Fund’s investments in the Subsidiary may significantly exceed 25% of the Fund’s total assets.

The Fund’s portfolio managers expect, under normal market circumstances, that the Fund’s portfolio will consist of 40 to 60 companies.

Diversification Status. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund is an actively managed ETF that seeks to provide total return by investing at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies actively involved in the development and utilization of blockchain technologies.
Amplify Seymour Cannabis ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal market conditions, the Fund seeks to achieve its investment objective by investing in the securities of U.S. companies engaged in cannabis and hemp-related activities selected by the Fund’s investment adviser, Amplify Investments LLC (“Amplify Investments” or the “Adviser”). Pursuant to this strategy, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of U.S. companies that derive 50% or more of their revenue from the cannabis and hemp ecosystem and in derivatives that have economic characteristics similar to such securities. Tidal Financial Investments LLC (“Tidal”) and Seymour Asset Management LLC (“Seymour”, and collectively with Tidal, the “Sub-Advisers”) serve as the investment sub-advisers to the Fund. Tidal is responsible for executing and implementing the Adviser’s decisions and constructing the Fund’s portfolio.

The Fund is an actively managed ETF that seeks to provide investment exposure to U.S. companies principally engaged in the emerging cannabis and hemp ecosystem across one of three classifications, which includes:

•        Cannabis/Hemp Plant (Pharmaceuticals/Biotechnology, Cultivation & Retail, Hemp Products and Cannabis-Infused Products)

•        Support (Agricultural Technology, Real Estate and Commercial Services)

•        Ancillary (Consumption Devices/Mechanisms, Investing & Finance, Technology & Media and Other Ancillary)

The Fund’s portfolio manager, Tim Seymour, will actively seek investment opportunities in companies fitting within one of these classifications through the use of information available in public regulatory filings, third-party research, meetings with company management, and other publicly available information. Through portfolio management, the Fund’s portfolio manager will seek opportunities to make allocations among the classifications and the sub-classifications and to take advantage of market pricing dislocations. In addition, the Fund’s portfolio manager will conduct an on-going fundamental analysis of individual companies, which includes top-down and bottom-up factors. Top-down factors considered include regulatory changes, macro-economic data and political events. Bottom-up factors considered include company growth rates relative to its peer group, income statement, free cash flow, balance sheet strength, management quality, environmental, social, and governance scoring and strategic partnerships. The Fund’s portfolio manager believes that this fundamental approach will allow for adjustments in the Fund’s portfolio to address the dynamic pace of evolution for cannabis and hemp-related companies.

The Fund will primarily invest in equity securities and derivative instruments intended to provide exposure to companies principally engaging in the cannabis and hemp ecosystem. As part of this strategy, the derivative instruments may include, but are not limited to, total return swaps. For purposes of the Fund’s 80% investment policy, for any derivative instruments the assets will be valued on a mark-to-market basis.

In order to be eligible for investment in the Fund’s portfolio, securities must have adequate constituent liquidity and accessibility for an exchange-listed product, as determined by the Adviser. In addition, under normal market circumstances, the Fund’s direct investment in equity securities must comply with the following:

•        a security must be listed on a regulated, major stock exchange in the form of shares tradeable for non-U.S. investors without restrictions;

•        for U.S. based equity securities, 90% of the U.S. based equity weight must be in companies with a market capitalization of at least $75,000,000; and a non-U.S. equity security must have a market capitalization of at least $100,000,000; and

•        for U.S. based equity securities, at least 70% of the equity weight must have either: (i) a monthly trading volume of at least 250,000, or (ii) an average notional value of monthly trades of at least $25,000,000 over the prior six months; and all non-U.S. equity securities must have either: (i) a monthly trading volume of at least 250,000, or (ii) an average notional value of monthly trades of at least $25,000,000 over the prior six months.

The Fund will only directly invest in companies that engage in activities that are legal in the country where it is incorporated, as well as in the country or countries where its operations are conducted. The Fund will not hold direct ownership in any companies that engage in cannabis-related business unless permitted by national and local laws of the relevant jurisdiction, including United States (“U.S.”) federal and state laws. Because the Fund only directly holds securities from companies that are currently engaged exclusively in legal activities under national and local laws, the Fund will not include equity securities of any company that engages in the cultivation, production or distribution of marijuana or products derived from marijuana for medical or non-medical purposes in a particular country, including the U.S., unless and until such time as the cultivation, production or distribution of such medical or non-medical marijuana, as applicable, becomes legal under local and national laws governing the company in such country. As of the date of this prospectus, the Fund does not directly invest in companies that grow or distribute marijuana inside of the U.S. or any “medical marijuana” companies in the United States. Any pharmaceutical companies held by the Fund would have the necessary permits and licenses to engage in lawful medical research using cannabinoids to produce government approved drugs, or to otherwise produce, market or distribute such drugs. This activity is distinct from the “medical marijuana” business, which refers to the use of the cannabis leaf, as opposed to specific extracts in pharmaceutical form, to alleviate the symptoms of injury or illness. If U.S. federal law changes in the future and these cannabis-related business activities become legal at the federal level, the Fund may begin directly investing in U.S. listed companies in the cannabis and hemp ecosystem in accordance with the Fund’s investment objective and principal investment strategy. The Fund expects to indirectly obtain exposure to such companies through its use of derivative instruments, as described above.

The Fund’s portfolio manager expects, under normal market circumstances, that the Fund’s portfolio will consist of 20 to 45 companies. These securities may be issued by small, medium and large capitalization companies operating in both emerging and developed market countries. The Fund may also invest in securities of real estate investment trusts. The Fund may purchase equity securities that trade on U.S. or non-U.S. securities exchanges and in the securities of non-U.S. companies that utilize American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) to list on certain exchanges. To the extent that the security of a non-U.S. issuer is available as an ADR, the Fund will purchase the ADR, provided that the ADR’s liquidity is comparable to that of the issuer’s equity security. As of the date of this Prospectus, the Fund invests in securities that are primarily listed on the following exchanges: New York Stock Exchange (“NYSE”), NYSE American, Nasdaq Stock Market, TSX Exchange, TSX Venture Exchange, Australian Securities Exchange and the Tel Aviv Stock Exchange. The Fund may, in the future, invest in companies primarily listed on additional exchanges to the extent that such companies are in compliance with the above-referenced investment and legal requirements. Further, the Fund may utilize derivatives instruments that are available over-the-counter (“OTC”) rather than exchange-traded.

The Fund will seek to lend portfolio securities in an amount up to one-third of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Amplify Cash Flow Dividend Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities that comprise the Index, which will primarily include dividend paying U.S. equity securities. The Index is based on a proprietary methodology developed and maintained by Kelly Indexes, LLC (the “Index Provider”), an affiliate of Kelly Strategic Management, LLC (doing business as Kelly Intelligence), an investment sub-adviser to the Fund (“Kelly Intelligence”). The investment sub-advisers, Kelly Intelligence and Penserra Capital Management LLC (“Penserra,” together with Kelly Intelligence, the “Sub-Advisers”) manage the investment of the Fund’s assets under the direction of Amplify Investments LLC (the “Adviser”).

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s portfolio managers believe it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Index. The Index uses an objective, rules-based methodology that comprises of at least 40 and up to 50 mid- to large-capitalization publicly traded equity securities of US companies exhibiting characteristics of high free cash flow and consistent dividend growth. A company’s “free cash flow” or “FCF” measures its cash flow from operations minus capital expenditures.

Index Methodology. The initial index universe is comprised of companies included in the Syntax US 1000 Index, excluding its 200 smallest companies as ranked by float-adjusted market capitalization. The Syntax US 1000 Index is a broad-based US equity index that tracks the top 1000 companies within the Syntax US 3000 Index, excluding companies in the financials sector, as determined by Syntax LLC.  The Syntax US 3000 Index is an index of the 3000 largest and most liquid mid-capitalization (generally defined as a company with a market value between $2 billion and $10 billion) and large-capitalization (generally defined as a company with a market value of over $10 billion) US listed publicly traded companies, as ranked by the total market value of each company’s shares that are available for public trading (i.e. its free float-adjusted market capitalization).

To be considered a candidate from the initial universe that is eligible for the Index ranking process, companies must have at least a three month $3 million average daily trading value (ADTV) based on at least one month of trading history,), have at least one dividend declared and became payable to shareholders during the past 12 months, have a positive Trailing FCF Yield (defined as trailing-12-month free cash flow divided by enterprise value) and positive Forward FCF Yield (defined as estimated forward-year free cash flow per share divided by share price) and a positive Consensus Estimate (defined as the average consensus forward year FCFs and earnings estimates for such candidate, as determined by an average of publicly available forecasts made by industry analysts. Companies with no forward year estimates available for FCFs or earnings or negative average projected FCFs or earnings are removed from the Index. The remaining securities are ranked in descending order separately by Trailing FCF Yield and Forward FCF Yield.

For each candidate, an “FCF Yield Rank” is created by averaging a candidate’s Trailing FCF Yield rank and Forward FCF Yield rank. From the eligible candidates, the top 200 securities with the highest FCF Yield Rank will be selected. A candidate’s Consensus Estimate will be used as a ranking tiebreaker, if necessary. Once selected the securities are then screened based on the following criteria:

•        A security with an indicated dividend yield within the top 10% of the universe is excluded, as defined by the above criteria. Indicated dividend yield is calculated by taking the product of the most recent dividend per share paid and the announced frequency divided by the current price.

•        A security must have a positive consensus earnings forecast and a payout ratio less than 75%. Payout ratio is forward-looking and calculated by dividing the forward 12-month indicated dividend by the forward 12-month consensus earnings per share forecast.

•        A security must be currently paying dividends, have grown its trailing 12-month dividends for three consecutive years and have grown one or both of its trailing 12-month dividends and indicated dividend yield compared to the previous quarter. The dividend growth condition is considered met if either the current annualized dividend rate or the trailing 12-month aggregated dividend increased from the previous to the current Index reconstitution date; provided, however, that if a current Index constituent fails to raise its dividend but does not decrease its dividend and executes share repurchases in the preceding 12 months, resulting in a net decrease in its shares outstanding, the constituent will remain in the Index.

The minimum amount of constituents is 40. The eligible securities that meet the above criteria are selected in order of their FCF Yield Rank until either 40 securities are selected, or all of the isolated securities are selected. Each security selected pursuant to the previous sentence is initially given a 2.5% position weighting in the Index. If less than 40 securities are selected, then isolate the remaining Eligible Candidates within the top 200 by FCF Yield Rank that meet the quarterly growth criterion above, and select them as Constituents in order of their FCF Yield Ranks until either 50 Constituents are selected, or all those isolated are selected.. If less than 50 securities are selected after completing the foregoing, then securities are selected from the remaining eligible securities in order of their FCF Yield Rank until 50 securities are selected. Each security selected pursuant to the previous two sentences is initially weighted relative to one another by “Composite FCF Yield” (defined as the average of Trailing FCF Yield and Forward FCF Yield), subject to an initial maximum Index weight of 2%. The final Index weight of each industry represented in the Index is capped at 24%, which may modify the final Index weights of the individual constituents.

The Index is reconstituted and rebalanced quarterly, after the close of business on the third Friday of each March, June, September and December. For each rebalance and reconstitution of the Index, Index constituents are determined based on data as of the last business day in each of February, May August and November. As of September 30, 2025, the Index consisted of 52] securities and had significant exposure to the consumer discretionary, industrials and energy sectors.

Concentration and Diversification Status. The Fund is classified as “non-diversified” under the 1940 Act. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of identified industries, except to the extent the Index concentrates in an industry or group of identified industries.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities that comprise the Index, which will primarily include dividend paying U.S. equity securities.
Amplify CWP Enhanced Dividend Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in dividend-paying U.S. exchange-traded equity securities (“Equity Securities”) and will opportunistically utilize an “option strategy” consisting of writing (selling) U.S. exchange-traded covered call option contracts on such Equity Securities. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Capital Wealth Planning, LLC (“CWP” or a “Sub-Adviser”) and Penserra Capital Management LLC (“Penserra” or a “Sub-Adviser”, and collectively with CWP, the “Sub-Advisers”) serve as investment sub-advisers to the Fund. Penserra is responsible for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, rebalancing the Fund’s portfolio and providing cash management services in accordance with the investment advice formulated by, and model portfolios delivered by, CWP and Amplify Investments. The Sub-Advisers are not affiliated with the Fund or Amplify Investments.

The Fund’s portfolio is strategically designed to offer high levels of total return on a risk-adjusted basis. The portfolio consists primarily of dividend-paying stocks that deliver cash flows from dividend and option income while offering the potential for capital appreciation. CWP constructs a portfolio that is diversified across the industry sectors represented by the S&P 500 Total Return Index (the “S&P 500”)

and sells call option contracts tactically to generate additional income. CWP actively manages sector allocation and opportunities to participate in defensive and cyclical trends within economic cycles. CWP also screens for growth and value stocks that have a history of increasing dividends and possess strong fundamentals.

Equity Securities Portfolio. CWP seeks to identify Equity Securities of high-quality large capitalization companies from the S&P 500 that CWP believes are likely, over time, to sustain their earnings and cash flow growth and increase their dividends. In accordance with this investment methodology, CWP seeks to identify Equity Securities of companies that are likely to raise annual dividends consistently. In constructing its portfolio of approximately 20 to 25 of such Equity Securities (the “Portfolio”), CWP considers which industry sectors within the S&P 500 appear to be outperforming relative to the overall market and over-weights those sectors by selecting Equity Securities that are outperforming relative to their peers within such sectors. Under normal market circumstances, the Portfolio’s aggregate exposure to any one sector will be less than 30%, and the maximum weighting of each of the Equity Securities will be no more than 8%. The Equity Securities held by the Fund will, on an ongoing basis, be screened and adjusted according to other investment attributes, including market capitalization, management track record, earnings, cash flows and return on equity.

Covered Call Option Strategy. The Fund will also employ an option strategy in which it will opportunistically write (sell) U.S. exchange-traded covered call options on certain of the Equity Securities in the Portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by the Fund will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from the Fund. A premium is the income received by the writer of the option contract. CWP seeks to lower risk and enhance total return by tactically selling short-term call option contracts on some, or all, of the Equity Securities in the Portfolio. Specifically, CWP seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. In selling call option contracts, the Fund effectively sells its ability to participate in gains of the reference security beyond the predetermined strike price in exchange for the premium income received. Unlike a systematic covered call program, CWP is not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, CWP identifies that opportunity and sells call option contracts tactically, rather than keeping all positions covered and limiting potential upside.

For more information on the Fund’s principal investment strategy, including the Enhanced Dividend Income Portfolio, please refer to the section entitled “Additional Information About the Fund’s Strategies and Risks — Principal Investment Strategies” and “Management of the Fund — Prior Related Performance of CWP.”

As of September 30, 2025, the Fund had significant exposure to the financials, industrials and information technology sectors.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in dividend-paying U.S. exchange-traded equity securities (“Equity Securities”) and will opportunistically utilize an “option strategy” consisting of writing (selling) U.S. exchange-traded covered call option contracts on such Equity Securities.
Amplify Etho Climate Leadership U.S. ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of companies that comprise the Index. The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Etho Climate Leadership Index — US

The Index tracks the performance of the equity securities of a diversified set of U.S. companies that are leaders in their industry with respect to their carbon impact. “Carbon impact” is calculated based on the total greenhouse gas (“GHG”) emissions from a company’s operations, fuel use, supply chain and business activities, divided by the company’s market capitalization. The Index primarily includes each company with a carbon impact at least 50% better (i.e., lower) than the average carbon impact for a given company’s industry (“Carbon Leaders”). The Index generally excludes companies in industries or sub-industries or specific companies that are broadly associated with negative environmental, social, or corporate governance (“ESG”) profiles, as described below. Etho Capital, LLC (“Etho Capital” or the “Index Provider”) created the Index to seek to identify a diverse portfolio of companies with a carbon impact at least 50% better than commonly used broad-based securities indices.

Construction of the Index begins with the universe of U.S. companies with a minimum market capitalization of $100 million. “U.S. companies” are defined as companies whose equity securities are principally listed and traded on a U.S. securities exchange and who either have their headquarters located in the U.S. or who derive at least 30% of their revenues from sales in the U.S. The carbon impact of each such company and its industry average is calculated by the Index Provider based on proprietary and third-party data. The universe of U.S.-listed companies is then screened by the Index Provider to include only companies that are Carbon Leaders.

The Index universe is further screened to generally exclude (i) all companies in the fossil fuel energy sector, (ii) all companies in the tobacco industry, the aerospace and defense industry that produce weapons, and (iii) all companies in the gambling, gold and silver sub-industries. Additionally, the Index excludes certain companies generally considered by certain non-governmental organizations (“NGOs”) as having a negative environmental sustainability impact (e.g., due to deforestation activities) and includes certain companies identified by the Index Provider whose products produce sufficient downstream sustainability benefits to outweigh the companies’ exclusion based on the above criteria (e.g., solar panel manufacturers).

The Index is reconstituted annually in April. At the time of each reconstitution, the companies in the Index are equal weighted.

The Index is not limited to a minimum or maximum number of constituents; rather, it includes all companies meeting the eligibility criteria for inclusion in the Index. The Index may include companies of any market capitalization, including small capitalization companies, subject to the previously referenced minimum market capitalization of $100 million. The Index Provider anticipates that the Index will generally include between 250 and 450 companies. As September 30, 2025, the Index included securities of 311 companies and had significant exposure to the information technology and industrials sectors.

The Fund’s Principal Investment Strategies

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Fund will invest at least 80% of its total assets in the component securities of the Index. As a result, under normal circumstances, the Fund will invest at least 80% of its total assets in U.S. companies that are leaders in their industry with respect to their carbon impact.

The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

The Index was initially created by the Index Provider. The Index Provider is not affiliated with the Fund, Amplify Investments LLC (the “Adviser”) or Tidal Investments LLC (the “Sub-Adviser”). The Index Provider does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. The Index is calculated and maintained by Solactive AG, which is not affiliated with the Fund, the Adviser, the Sub-Adviser, or the Index Provider

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, except to the extent the Index is concentrated in an industry or a group of industries.

Diversification Status. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of companies that comprise the Index.
Amplify Video Game Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities in the video gaming industry that comprise the Index. The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

Amplify Investments LLC is the investment adviser to the Fund (“Amplify” or the “Adviser”) and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”) is the Fund’s sub-adviser. VettaFi, LLC developed and maintains the Index (the “Index Provider”). The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser.

The Index. The Index is constructed to track the performance of a concentrated portfolio of companies that are components of the video gaming value-chain (i.e., the ecosystem of creating and distributing video games). These companies include those involved in game development and publishing, mobile games, online games, gaming graphic processing units (“GPUs”), development platforms and supporting software, hardware and peripherals (i.e., a keyboard, mouse or monitor), and the metaverse (collectively, “Gaming Activities”).

The initial universe of the Index begins with companies that are listed on an exchange in a major country that meet the following criteria: (i) an average daily trading value of $1 million USD; (ii) a free float market capitalization percentage of 20%; and (iii) a full market capitalization of $250 million USD. For additional information regarding the eligible exchanges, please see “Additional Information About the Fund’s Strategies and Risks.” From this initial universe, companies are considered for inclusion if they meet one or more of the following categories:

1.    The company derives at least 50% of its revenues from Gaming Activities;

2.    The company has at least a 20% market share in either game development or systems, mobile gaming or gaming GPUs or hardware; or

3.    The company is within the top ten based on revenue for game development and publishing, mobile gaming, development platforms and supporting software, hardware and peripherals, or metaverse.

From this eligible universe, the Index Provider selects the top twenty (20) companies based on float market capitalization for inclusion in the Index.

The Index constituents are weighted based on a banded float modified market capitalization ranking. To determine weightings, constituents are divided into three bands based on the float modified market capitalization of each company. The top five companies each receive a 10% weighting, the companies ranking 6-10 each receive a 5% weighting and the bottom 10 companies each receive a 2.5% weighting.

The Index is reconstituted and rebalanced quarterly in March, June, September, and December. The composition of the Index and the constituent weights are determined on calendar quarters on the open of trading following the third Friday of the month. Component changes are made on the open of trading following the third Friday of March, June, September and December. The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

As of September 30, 2025, the Index had 23 constituents and had significant exposure to Japanese issuers.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, except to the extent the Index is concentrated in an industry or a group of industries. As of December 31, 2025, the Index is concentrated in the video gaming industry.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities in the video gaming industry that comprise the Index.
Amplify Cybersecurity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund generally expects to use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of companies that comprise the Index. In pursuing this investment strategy, the Fund invests 80% of its net assets in companies actively involved in providing cyber security technology and services, in accordance with the ISE Cyber Security® Industry classification. The Index will consist of a selection of constituents in the Nasdaq ISE Cyber Security Index (the “Parent Index”).

The Parent Index tracks the performance of the common stock (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of companies (i) that are a direct service provider (hardware/software developer) for cyber security and for which cyber security business activities are a key driver of the business (“Infrastructure Providers”) or (ii) whose business model is defined by its role in providing cyber security services and for which cyber security business activities are a key driver of the business (“Service Providers”, and collectively with “Infrastructure Providers,” the “Cyber Security Companies”). Cyber security refers to products (hardware/software) and services designed to protect computer hardware, software, networks and data from unauthorized access, vulnerabilities, attacks and other security breaches. The securities of each company in the Index must also be listed on a securities exchange. The categories of Infrastructure Providers and Service Providers are referred to herein as “sectors”.

To be included in the Index, companies from the Parent Index must derive at least 90% of their revenues from cyber security and must have a Revenue Contribution score of at least 1.25%. The Revenue Contribution Score is the product of a company’s market capitalization and the percentage of a company’s revenue derived from cyber security or cyber security-related activities. The Revenue Contribution Score is derived from the Parent Index prior to applying any additional eligibility screens. Eligible constituents are screened for investability (e.g., must not be listed on an exchange in a country which employs certain restrictions on foreign capital investment), a minimum market capitalization of US$1 billion, a free-float equivalent to at least 20% of shares outstanding, and a minimum three-month average daily dollar trading volume of US$1 million.

The Index has a quarterly review in March, June, September, and December of each year at which times the Index is reconstituted and rebalanced by Nasdaq, Inc. (the “Index Provider”). Component changes are made effective after the market close on the third Friday of March, June, September, and December.

The Index is owned, calculated, and maintained by the Index Provider, which is independent of the Fund, Amplify Investments LLC, the Fund’s investment adviser (the “Adviser” or “Amplify Investments”), and Penserra Capital Management (“Penserra” or the “Sub-Adviser”). The Index Provider may make adjustments to the constituents or their weights in the Index in between scheduled rebalances and reconstitutions of the Index as the Index Provider deems appropriate to ensure the integrity of the Index.

As of September 30, 2025, the Index was comprised of 26 constituents and had significant exposure to the information technology sector.

The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries, except to the extent that the Index concentrates in an industry or group of industries. As of the date of this prospectus, the Index is concentrated in the software industry.

Diversification Status. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of companies that comprise the Index.
Amplify COWS Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities (the “Equity Securities”) held by the Amplify Cash Flow Dividend Leaders ETF (the “COWS ETF”), a series of the Amplify ETF Trust advised by Amplify Investments, LLC, the investment adviser to the Fund (“Amplify Investments” or the “Adviser”), and written covered call option contracts that reference the Equity Securities. Amplify Investments serves as the investment adviser to the Fund. Kelly Strategic Management, LLC (doing business as Kelly Intelligence) (“Kelly Intelligence”) and Penserra Capital Management LLC (“Penserra,” together with Kelly Intelligence, the “Sub-Advisers”) serve as investment sub-advisers to the Fund. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Equity Securities

The Fund invests in the Equity Securities that comprise the COWS ETF. The COWS ETF invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities (primarily common stocks) that comprise the Kelly US Cash Flow Dividend Leaders Index (the “COWS Index”), which primarily includes common stocks. The COWS Index is based on a proprietary methodology developed and maintained by Kelly Indexes, LLC (the “Index Provider”), an affiliate of Kelly Intelligence, an investment sub-adviser to the COWS ETF and the Fund. The COWS Index begins with an initial index universe that is comprised of companies included in the Syntax US 1000 Index, excluding its 200 smallest companies as ranked by float-adjusted market capitalization. The Syntax US 1000 Index is a broad-based US Equity index that tracks the top 1000 companies within the Syntax US 3000 Index (an index of the 3000 largest and most liquid mid-capitalization and large-capitalization US-listed publicly-traded companies ranked by its free float-adjusted market capitalization), excluding companies in the financials sector. From this initial universe, the COWS Index uses an objective, rules-based methodology that is comprised of at least 40 and up to 50 mid- to large-capitalization publicly-traded equity securities of US companies exhibiting characteristics of high free cash flow and consistent dividend growth. A company’s “free cash flow” or “FCF” measures its cash flow from operations minus capital expenditures. The COWS Index ranks securities by Trailing FCF Yield (defined as trailing 12-month free cash flow divided by enterprise value) and Forward FCF Yield (defined as estimated forward-year free cash flow per share divided by share price). Once selected the securities are then screened for additional cash flow criteria, including screens relating to certain dividend and earnings characteristics. For additional information regarding the COWS Index methodology, see “Additional Information About the Fund’s Strategies — COWS Index Methodology” below. Additional information regarding the COWS ETF, including its prospectus and most recent annual report, is available without charge by visiting https://amplifyetfs.com/cows/.

Covered Call Option Strategy

In furtherance of the Fund’s investment objective to provide investors with current income, the Fund will seek to generate high current income by employing a “covered call” option strategy in which it will write (sell) U.S. exchange-traded covered call options on the Equity Securities. A “covered call” is an options trading strategy where an investor sells (writes) a call option on a stock they already own, essentially giving someone else the right to buy their shares at a set price (strike price) within a specific time frame, in exchange for receiving a premium upfront. The Fund expects to write covered call options on each Equity Security, but such call writing may be reduced under certain market circumstances. The Fund’s covered call strategy seeks to generate approximately 10% or greater annualized gross income from premiums received from selling option contracts (i.e., aims to achieve approximately 10% or more in annual gross income from premiums received), however the amount of income generated by the Fund’s implementation of the covered call option strategy will vary based on factors such as market prices, volatility and interest rates.

An option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to buy (for a call option) or sell (for a put option) a particular asset on or before a specified future date (the “expiration date”) at an agreed upon price (the “strike price”). In exchange for selling the right to buy or sell the particular reference asset, the seller of an option contract receives income from the purchaser (a “premium”). The Fund will write (sell) call options that reference an Equity Security, which will give the holder (buyer) of the call option the right, but not the obligation, to purchase the specific Equity Security at the strike price from the Fund, in exchange for a premium received. In selling call option contracts, the Fund effectively sells its ability to participate in gains of the Equity Security beyond the predetermined strike price in exchange for the premium income received. The Fund expects to sell call option contracts with expiration dates of approximately one month or less. The Fund will directly own the Equity Securities underlying the given written call option contracts, and none of the Fund’s sold call option contracts will be considered “uncovered”.

The Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. An American-style options is one that may be exercised on any day before the expiration of the option. However, a European-style option may only be exercised on the specific date of the option’s expiration. The FLEX Options in which the Fund will invest are all European style option contracts (option contracts that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities (the “Equity Securities”) held by the Amplify Cash Flow Dividend Leaders ETF (the “COWS ETF”), a series of the Amplify ETF Trust advised by Amplify Investments, LLC, the investment adviser to the Fund (“Amplify Investments” or the “Adviser”), and written covered call option contracts that reference the Equity Securities.
Amplify Online Retail ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in global equity securities that comprise the Index, which will primarily include common stocks and/or depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Index was created and is maintained by VettaFi LLC (“VettaFi” or the “Index Provider”). The Index Provider is not affiliated with the Fund, Amplify Investments LLC (“Amplify Investments” or the “Adviser”) or the Sub-Adviser.

The Index. The Index seeks to measure the performance of global equity securities of publicly traded companies with significant revenue from the online retail business. The Index methodology is designed to result in a portfolio that has the potential for capital appreciation. The Adviser and Sub-Adviser believe that companies with significant online retail revenues may be best positioned to take advantage of growth in online retail sales and shoppers versus companies with less significant online retail revenues. Eligible constituents must have significant business operations in one of four online retail business segments: traditional online retail; online travel; online marketplace; and omnichannel retail (i.e. retail that integrates digital and physical components, including buy online/pickup in store, curbside delivery, ship from store and mobile payment in store), subject to weighting limits and other restrictions, as described below.

Index Methodology. The universe of global equity securities eligible for inclusion in the Index begins with domestic and foreign common stocks (including depositary receipts) listed on a regulated stock exchange, in the form of shares tradable for non-U.S. investors without restrictions, that exhibit adequate liquidity and accessibility in the view of the Index Provider. Eligible constituents must have a market capitalization of at least $300 million, a minimum price at the time of purchase of $5 per share, and a six-month daily average value traded of at least $2 million to be included in the Index. In addition, all securities must also have an Altman Z-Score, which predicts the probability of a company filing for bankruptcy in the next 2 years, that is greater than or equal to -2 at the time of inclusion (the higher the score that a company receives, the lower the probability of bankruptcy). All securities comprising the Index from traditional online retail, online travel or online marketplace activities must be issued by companies deriving at least 70% of their revenues or a minimum of $100 billion in annual retail sales from online and/or virtual business transactions (as opposed to brick and mortar and/or in-store transactions) and, with respect to omnichannel retail with a physical presence, online sales must represent at least 10% of total annual retail sales and more than $2 billion in revenue or in the top 5 of global online retail market share. As of September 30, 2025, the Index included securities of 80 companies.

Weighting of Underlying Securities. Index constituents are weighted approximately equally. Aggregate weight for constituents within the omnichannel retailer segment shall not exceed 10% of the Index. The percentage of non-U.S. domiciled Index constituents will not exceed 25% in the aggregate, and any excess weight will be allocated equally among all U.S. domiciled Index constituents. The Index is rebalanced semi-annually in May and November but may be adjusted more frequently for specific corporate events. For more information regarding the Index, please see the section entitled “Index Information.”

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, except to the extent the Index is concentrated in an industry or a group of industries. As of the date of this prospectus, the Fund had significant exposure to the consumer discretionary sector.

Diversification Status. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in global equity securities that comprise the Index, which will primarily include common stocks and/or depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
Amplify CWP International Enhanced Dividend Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in dividend-paying American depositary receipt (“ADR”) securities of large-and mid-cap companies from the MSCI ACWI ex USA Index that are organized or located outside of the United States and will opportunistically utilize an “option strategy” consisting of writing (selling) U.S. exchange-traded covered call option contracts on such equity securities. The Fund’s investments may be U.S. exchange-traded or, at times, over-the-counter (“OTC”) securities. For purposes of this test, the Fund (i) values the options contracts at mark -to-market and (ii) considers an equity security to be “dividend paying” if it meets any or all of the following criteria: paid a dividend in the last year, has a history of paying dividends, or the portfolio managers believe will pay a dividend. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Capital Wealth Planning, LLC (“CWP” or a “Sub-Adviser”), Penserra Capital Management LLC (“Penserra” or a “Sub-Adviser”), and Seymour Asset Management LLC (“Seymour” or a “Sub-Adviser”, and collectively with CWP and Penserra, the “Sub-Advisers”) each serve as investment sub-advisers to the Fund. Penserra is responsible for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, rebalancing the Fund’s portfolio and providing cash management services in accordance with the investment advice formulated by, and model portfolios delivered by, CWP and Amplify Investments. Seymour has overall responsibility for screening the relevant universe and determining the appropriate positions of international companies that fit the criteria for the Fund’s investment strategy. The Sub-Advisers are not affiliated with the Fund or Amplify Investments.

The Fund pursues its investment objective by investing primarily in ADRs that deliver cash flows from dividends and simultaneously writing (selling) call option contracts to receive option premiums (as explained further below). CWP constructs a portfolio that is diversified across the GICS® sectors and developed and emerging market countries and sells call option contracts tactically to generate additional income. CWP actively manages sector allocation and country allocation, and opportunistically seeks to participate in defensive and cyclical trends within economic cycles. CWP also screens for growth and value stocks that have a history of increasing dividends and possess strong fundamentals.

Equity Securities Portfolio. CWP seeks to identify Equity Securities (both ADRs and U.S. Exchange-listed) of high-quality large capitalization companies from the MSCI ACWI ex USA Index that CWP believes are likely to, over time, sustain their earnings and cash flow growth, and increase their dividends. The MSCI ACWI ex USA Index captures large and mid-cap representation across 22 of 23 developed markets (excluding the United States) and 24 emerging market countries. The MSCI ACWI ex USA Index consists of approximately 2,300 constituents and covers approximately 85% of the global equity opportunities outside the United States.

CWP seeks to identify Equity Securities of companies that are likely to consistently raise annual dividends. In constructing the Fund’s portfolio of Equity Securities, CWP considers which industry sectors or countries appear to be outperforming relative to the overall market and over-weights those sectors or countries by selecting Equity Securities that are outperforming relative to their peers. Under normal market circumstances, the Fund’s aggregate exposure to any one sector or country will be less than 30% of the value of the Fund, and the maximum weighting of each Equity Security will be no more than 8%. The Equity Securities held by the Fund will, on an ongoing basis, be screened and adjusted according to other investment attributes, including market capitalization, management track record, earnings, cash flows and return on equity.

Covered Call Option Strategy. The Fund will also employ an option strategy in which it will write U.S. exchange-traded covered call options on Equity Securities in the Portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by the Fund will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from the Fund. A premium is the income received by the writer of the option contract. CWP seeks to lower risk and enhance total return by tactically selling short-term call option contracts on some, or all, of the Equity Securities in the Portfolio. Specifically, CWP seeks to provide gross income of approximately 3-4% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. In selling call option contracts, the Fund effectively sells its ability to participate in gains of the reference security beyond the predetermined strike price in exchange for the premium income received. Unlike a systematic covered call program, CWP is not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, CWP identifies that opportunity and sells call option contracts tactically, rather than keeping all positions covered and limiting potential upside.

Cash Equivalent and Short-Term Investments. The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings or cash varies and depends on several factors, including market conditions. Under normal market conditions, the Fund will invest 5% or less of its assets in such holdings or cash.

For more information on the Fund’s principal investment strategy, please refer to the section entitled “Additional Information About the Fund’s Strategies — Principal Investment Strategies”.

As of September 30, 2025, the Fund had significant exposure to the financials and consumer discretionary sectors.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in dividend-paying American depositary receipt (“ADR”) securities of large-and mid-cap companies from the MSCI ACWI ex USA Index that are organized or located outside of the United States and will opportunistically utilize an “option strategy” consisting of writing (selling) U.S. exchange-traded covered call option contracts on such equity securities.
Amplify Digital Payments ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally expects to use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of companies that comprise the Index. In pursuing this strategy, the Fund invests at least 80% of its net assets in Mobile Payments Companies (as defined below).

The Index tracks the performance of common stocks (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of companies within one of the following groups (collectively, “Mobile Payments Companies”):

•        Card Networks: companies that provide services for controlling where cards (such as credit cards and debit cards) are accepted and to facilitate transactions between merchants and card issuers;

•        Infrastructure & Software: companies that provide hardware or software services for transacting payments across various channels, such as point-of-sale (a system where customers execute payment for products or services at a store), mobile, and online;

•        Processors: companies that handle front end and back-end transactions and processing from various channels, such as credit cards, debit cards, or point-of-sale payments. The front end platform handles the process of authorizing a transaction whereas the back-end platform settles the transaction, moving money from the customer’s account to the merchant bank; or

•        Solutions: companies that provide products and services for accepting payments by a variety of payment methods, such as credit and debit cards, mobile wallet, buy now, pay later, and autopay.

The identification and classification of Mobile Payments Companies is determined by the Consumer Technology Association (“CTA”), a standard and trade association representing the U.S. consumer technology industry. The CTA works to set technical standards for product specifications, processes or services to ensure compatibility across companies within the consumer technology industry.

Mobile Payment Companies are then screened for investability (e.g., must not be listed on an exchange in a country which employs certain restrictions on foreign capital investment), a minimum market capitalization of $500 million for new component companies and $300 million for existing component companies. See “Additional Information about the Fund’s Strategies and Risks — The Index Methodology” for more information on the Index’s selection criteria.

The Index has a semi-annual review in March and September of each year at which times the Index is reconstituted and rebalanced by the Index Provider. Component changes are made effective after the close of trading on the second Friday of March and September.

The Index is owned, calculated, and maintained by Nasdaq, Inc. (the “Index Provider”), which is independent of the Index’s calculation agent, the Fund, Amplify Investments LLC (the “Adviser”), and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”). The Index Provider may make adjustments to the constituents or their weights in the Index in between scheduled rebalances and reconstitutions of the Index as the Index Provider deems appropriate to ensure the integrity of the Index.

The Index constituents are weighted according to a modified free float market capitalization-weighted methodology. The weighting for each individual constituent is determined by dividing a constituent’s theme-adjusted free float market value (calculated by multiplying the market capitalization of a company by such company’s perceived involvement within the digital payments space as determined by the CTA) by the aggregate theme-adjusted free float market value of all Index constituents. Constituent weightings are “modified” in that each constituent weighting is capped at 6% of the Index, five constituents may exceed 4.5% and no single constituent weighting may be below 0.3%.

As of September 30, 2025, the Index had 41 constituents.

The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.

The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries, except to the extent that the Index concentrates in an industry or group of industries. As of the date of this prospectus, the Index is concentrated in the financial services industry.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities of companies that comprise the Index.
Amplify BlackSwan ISWN ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index, which will primarily include U.S. Treasury securities and listed long-dated call options (“LEAP Options”) and/or FLexible EXchange® option contracts (“FLEX Options” and collectively with LEAP Options, “Options”) on the iShares MSCI EAFE ETF (“EFA”). The Fund is not a money market fund. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment sub-advisers, Cerity Partners LLC (“Cerity”) and Tidal Investments LLC (“Tidal,” and with Cerity, the “Sub-Advisers”), manage the investment of the Fund’s assets. The index provider is S-Network Global Indexes, Inc. (“S-Network” or the “Index Provider”). The Index Provider is not affiliated with the Fund, Amplify Investments LLC (the “Adviser”) or either Sub-Adviser.

LEAP Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAP Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP Option will expire and be worthless. FLEX Options are customized option contracts with uniquely customizable terms, such as exercise prices, style and expiration dates, and are guaranteed for settlement by the OCC. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk.

The Index is a rules-based, quantitative index that seeks to provide capital protection against the unpredictable, rare and highly disruptive events that have come to be referred to as “Black Swans.” The Index’s strategy is designed to allow for some participation in the investment gains experienced by EFA while providing the opportunity for a buffer against significant losses through the Index’s target portfolio weighting of approximately 90% U.S. Treasury securities. The EFA tracks an index that measures the equity market performance across 21 developed markets outside of the U.S. and Canada and may include large or mid-capitalization companies.

The Index seeks to provide such returns by allocating approximately 10% of its index market capitalization to a portfolio of Options on EFA and approximately 90% of its index market capitalization in a portfolio of U.S. Treasury securities. The EFA Options utilize EFA as the reference asset in order to provide the exposure to the MSCI EAFE Index. Due to the terms of these EFA Options (which are discussed in more detail below), these positions allow the equity portion of the Index to participate in approximately 70% of the upside experienced by EFA over a full market cycle. The U.S. Treasury securities portion of the portfolio is included to help mitigate against significant losses. By allocating approximately 90% of its index market capitalization to U.S. Treasury securities, the Index seeks to create a portfolio buffer that is positioned to preserve capital in the event of a “Black Swan” event. The Index is not designed to provide investment returns that correspond closely with the returns of the MSCI EAFE Index. The Fund is not an appropriate investment for investors who seek such returns.

The EFA Options portfolio is composed of in-the-money Options that, at the time of purchase, have expirations of at least one year and one day in the future and expire in either June or December, as applicable. The EFA Options are subject to customary brokerage costs in addition to the current market price for the Options (i.e. option premium). An “in-the-money” option contract is one that currently presents a profit opportunity due to the relationship between the strike price and the current price of the reference asset. For purchased call option contracts, such as the EFA Options held by the Fund, an in-the-money option contract is one with a strike price that is below the current price of the underlying reference asset. The Options utilized by the Fund will generally have a delta of 70 at the time of purchase, meaning that for every $1.00 of movement in the share price of EFA, each Option will have a corresponding movement of $0.70. Therefore, while not subject to a return cap when EFA experiences gains, the Index generally only participates in approximately 70% of the gains experienced by EFA over a full market cycle. When EFA experiences losses, the EFA Options portfolio participates in approximately 70% of such losses experienced by EFA, but those losses are mitigated by the Index’s approximately 90% position in U.S. Treasury securities.

The U.S. Treasury securities portfolio is composed of U.S. Treasury securities that cumulatively provide an intermediate duration. This duration was selected as the Index’s target duration to seek to lower portfolio risk levels by increasing the probability of low correlation of the U.S. Treasuries to the U.S. equities markets. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security’s expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a duration of 10 years would be expected to drop by approximately 10% in response to a 1% increase in interest rates. An “intermediate duration,” is generally referred to as a security with a duration of 5 to 10 years.

The Index reconstitutes and rebalances every June and December. At each June reconstitution, the Index liquidates its existing June Options and purchases Options that expire the following June. The December Option positions will remain unchanged at each June reconstitution. At each December reconstitution, the Index liquidates its existing December Options and purchases Options that expire the following December. The June Options positions will remain unchanged at each December reconstitution. So as to maintain the desired allocation of the portfolio, net gains or losses derived from the reconstitutions of the Options positions are added to or subtracted from the U.S. Treasury securities portfolio at each reconstitution. The Index also rebalances the U.S. Treasury securities portfolio any time the portfolio’s target duration deviates by more than 0.5 years. For more information regarding the Index methodology, please see the section entitled “Additional Information About the Fund’s Strategies and Risks.”

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index, which will primarily include U.S. Treasury securities and listed long-dated call options (“LEAP Options”) and/or FLexible EXchange® option contracts (“FLEX Options” and collectively with LEAP Options, “Options”) on the iShares MSCI EAFE ETF (“EFA”).
Amplify BlueStar Israel Technology ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the BlueStar Israel Global Technology Index™, or BIGITech®. In pursuing this investment strategy, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in exchange-listed Israeli technology operating companies. The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Index is comprised of Israeli Technology Companies (as defined below). Such companies are engaged in a wide spectrum of technology related sectors, including information technology, biotechnology and clean energy. To be considered an “Israeli Technology Company,” a company must meet the following criteria:

(i)   operate in one of the following industries: information technology, biotechnology (including medical devices), defense and security technology, clean energy and related technology (including utilities and power producers that derive a majority of their energy generation capacity from renewable energy sources) and water technology; and

(ii)  meet at least one criteria from Set A or two criteria from Set B

Set A	Set B
• Incorporated in Israel • Headquartered in Israel • At least 50% of revenue, operating assets or employees in Israel

•   Listed on a stock exchange in Israel

•   A majority of the board of directors, or least two chief executives are domiciled in Israel

•   Has research and development (R&D) center in Israel

•   Founded in Israel

To be included in the Index, Israeli Technology Companies must have their equity securities or depositary receipts, such as American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) representing such equity securities, listed on a securities exchange. See “Additional Information About the Fund’s Strategies and Risks — Index Methodology” below. In order to initially be eligible for inclusion in the Index, component securities must also meet the following criteria:

(1)  a free float of at least 10%;

(2)  a market capitalization equal to or greater than $150 million USD;

(3)  a minimum three-month average daily trading volume of $1 million USD; and

(4)  at least 250,000 shares traded per month over the last six months at the current quarter and at the previous two quarters.

Companies meeting the above criteria are screened for investability (e.g., their equity securities must not be listed on an exchange in a country which employs restrictions on foreign capital investment deemed to be significant). The Index is reconstituted and rebalanced semi-annually on the second Friday of June and December. At the time of each reconstitution, the companies in the Index are weighted based on their float-adjusted market capitalization. Each security is subject to a 7.5% weight cap, with weights redistributed equally among uncapped components. Components with an aggregate weight of 5% or more shall not exceed 50% of the Index.

The Index was developed by BlueStar Indexes® (“BlueStar”), and is now administered and maintained by MarketVector. MarketVector is not affiliated with the Fund, Amplify Investments LLC (the “Adviser”), or Tidal Investments LLC (the “Sub-Adviser”). The Index Provider does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. The Index is calculated by S&P Dow Jones Indices (the “Index Calculation Agent”). S&P Dow Jones Indices is independent of BlueStar, MarketVector, the Fund, the Adviser, the Sub-Adviser and the Fund’s distributor.

The Index is not limited to a minimum or maximum number of constituents; rather, it targets a coverage of 99% of the investable universe, by float-adjusted market capitalization of Israeli Technology Companies. As of September 30, 2025, the Index consisted of 57 constituents and had significant exposure to the information technology sector.

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries, except to the extent that the Index concentrates in an industry or group of industries.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the BlueStar Israel Global Technology Index™, or BIGITech®.
Amplify Alternative Harvest ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Prime Alternative Harvest Index (the “Index”) and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index. The Index seeks to provide exposure to global and U.S. companies that (i) engage in the cultivation, production, marketing or distribution of cannabis, including industrial hemp; and/or (ii) engage in the production, marketing, transportation or distribution of products containing cannabis, including industrial hemp, for medical or non-medical purposes, including, but not limited to, drugs, supplements, or food products (the companies in categories (i) and (ii) are “Cannabis Companies”).

To provide exposure to U.S. Cannabis Companies, the Index will allocate 50% of its aggregate weight to an affiliated series of Amplify ETF Trust, Amplify Seymour Cannabis ETF (“CNBS”). Amplify Investments LLC, investment adviser to the Fund, also serves as the investment adviser to CNBS. CNBS is an actively managed exchange-traded fund that invests in the securities of U.S. companies engaged in cannabis and hemp-related activities selected by Amplify Investments LLC. CNBS invests at least 80% of its net assets in the securities of U.S. companies that derive 50% or more of their revenue from the cannabis and hemp ecosystem and in derivatives that have economic characteristics similar to such securities. See “Additional Information About the Fund’s Strategies — CNBS Methodology” below.

Additional information regarding the CNBS, including its prospectus and most recent annual report, is available without charge by visiting https://amplifyetfs.com/cnbs/.

The Index allocates 50% of its aggregate weight to global Cannabis Companies that are “Primary” beneficiaries of growth in the cannabis industry. A Cannabis Company is considered a “Primary” beneficiary if it (A) discloses in its most recent annual or quarterly reports filed with the SEC or other financial regulatory authority to which the company is subject, that (x) it derives at least 50% of its revenues from the businesses described in categories (i) or (ii), above, or (y) it describes in its business overview or business description of its public filings that it is engaged in any combination of the businesses described in categories (i) or (ii), above; or, (B) it confirms to the Index Committee (or representative thereof) that it derives at least 50% of its revenues from the activities described in categories (i) or (ii), above. The Fund may also invest in securities of real estate investment trusts.

The Fund will only directly invest in companies that are engaged exclusively in legal activities under applicable national and local laws, including U.S. federal and state laws. The Fund will not hold direct ownership in any companies that engage in cannabis-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws. Because the Fund only holds securities of companies that are currently engaged exclusively in legal activities under applicable national and local laws, the Fund will not hold equity securities of any company that engages in the cultivation, production or distribution of marijuana or products derived from marijuana for medical or non-medical purposes in a particular country, including the United States, unless and until such time as the cultivation, production or distribution of medical or non-medical marijuana, as applicable, becomes legal under all local and national laws governing the company in such country.

“Applicable national and local laws” refers to (i) controlled substance laws and regulations or (ii) food, drug, and cosmetics, or equivalent laws and regulations under whose jurisdiction the company is subject that govern the cultivation, production or distribution, for medical or non-medical purposes, of marijuana in a particular country. “Hemp” refers to cannabis plants with a tetrahydrocannabinol (“THC”) concentration of not more than 0.3% on a dry weight basis, as well as derivatives thereof, whereas “marijuana” refers to all other cannabis plants and derivatives thereof.

As of the date of this prospectus, the Fund does not directly invest in companies that grow or distribute marijuana inside of the U.S. or any “medical marijuana” companies in the United States. The Fund may, however, hold securities of companies that have a business interest in the hemp and hemp-based products markets within the United States. If U.S. federal law changes in the future and these cannabis-related business activities become legal at the federal level, the Fund may begin directly investing in U.S. listed companies in the cannabis and hemp ecosystem in accordance with the Fund’s investment objective and principal investment strategy.

The initial universe of companies engaged in the above activities is determined based on proprietary research and analysis conducted by the Index Provider. The Index Provider uses a variety of publicly available resources for such analysis, including shareholder reports of issuers, a company’s website or the Bloomberg Terminal, to determine whether a company is engaged in one of the businesses described above. The Index universe is then screened to eliminate the stocks that have a market capitalization of less than $200 million or a three-month average daily trading value of less than $500,000, for initial inclusion. Additionally, component securities of the Index must not be listed on an exchange in a country which employs restrictions on foreign capital investment such that those restrictions render the component effectively non-investable for a U.S.-based fund.

The Index is developed and owned by Prime Indexes (the “Index Provider”), and the Index is calculated and maintained by Solactive AG. The Index Provider is not affiliated with Solactive AG, the Fund, the Adviser, Tidal Investments LLC (“Tidal”) and Seymour Asset Management (“Seymour”, and collectively with Tidal, the “Sub-Advisers”) and the Fund’s distributor.

The Index is reconstituted and rebalanced quarterly. The companies in the Index are weighted by market capitalization. The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, except to the extent the Index is concentrated in an industry or a group of industries. As of the date of this prospectus, the Fund is concentrated in securities of issuers in the cannabis industry.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index.
Amplify CWP Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in growth-oriented U.S. exchange-traded equity securities (“Equity Securities”) and will opportunistically utilize an “option strategy” consisting of writing (selling) U.S. exchange-traded call option contracts on such Equity Securities. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Capital Wealth Planning, LLC (“CWP” or a “Sub-Adviser”) and Penserra Capital Management LLC (“Penserra” or a “Sub-Adviser”, and collectively with CWP, the “Sub-Advisers”) each serve as investment sub-advisers to the Fund. Penserra is responsible for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, rebalancing the Fund’s portfolio and providing cash management services in accordance with the investment advice formulated by, and model portfolios delivered by, CWP and Amplify Investments. The Sub-Advisers are not affiliated with the Fund or Amplify Investments.

The Fund’s portfolio is strategically designed to offer high levels of total return on a risk-adjusted basis. The portfolio consists primarily of large-capitalization stocks which exhibit growth characteristics and deliver cash flows from dividend and/or option income while offering the potential for capital appreciation. Due to the growth characteristics of some large-capitalization stocks, not all holdings in the portfolio will pay a dividend. CWP constructs a portfolio that is diversified across the growth stocks represented by the Russell 1000® Growth Index and sells call option contracts tactically to generate additional income. CWP actively manages sector allocation and opportunities to participate in defensive and cyclical trends within economic cycles. CWP also screens for growth stocks that have a history of increasing earnings or possess strong competitive advantages.

Equity Securities Portfolio. CWP seeks to identify Equity Securities by selecting common stock of large capitalization companies from the Russell 1000® Growth Index that CWP believes are likely, over time, to grow their earnings and cash flow and sustain their competitive advantages. In accordance with this investment methodology, CWP seeks to identify Equity Securities of companies that are likely to grow their earnings with consistency. In constructing its portfolio of Equity Securities (the “Portfolio”), CWP considers which sectors within the Russell 1000® Growth Index appear to be outperforming relative to the overall market and over-weights those sectors by selecting Equity Securities that are outperforming relative to their peers within such sectors. Under normal market circumstances, the Portfolio’s aggregate exposure to any one sector will be less than 50%, and the maximum weighting of each of the Equity Securities will be no more than 15%. The Equity Securities held by the Fund will, on an ongoing basis, be screened and adjusted according to other investment attributes, including market capitalization, management track record, earnings, cash flows and return on equity.

Call Option Strategy. The Fund will also employ an option strategy in which it will write U.S. exchange-traded covered call options on Equity Securities in the Portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by the Fund will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from the Fund. A premium is the income received by an investor who sells or writes an option contract to another party. CWP seeks to lower risk and enhance total return by tactically selling short-term call option contracts (specifically, those option contracts with expiration dates of one-month or less) on some, or all, of the Equity Securities in the Portfolio. Specifically, CWP seeks to provide gross income of approximately 0-2% from dividend income and 4-6% from option premium, plus the potential for capital appreciation. In selling call option contracts, the Fund effectively sells its ability to participate in gains of the reference security beyond the predetermined strike price in exchange for the premium income received. Unlike a systematic covered call program, CWP is not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, CWP identifies that opportunity and sells call option contracts tactically, rather than keeping all positions covered and limiting potential upside. The Fund may also employ its tactical, short-term option strategy to sell uncovered call options, meaning the Fund does not directly own the securities underlying the option contracts, on broad market indexes and exchange-traded funds (“ETFs”) in order to hedge market exposure and add or remove risk to the Portfolio based on market conditions.

Cash Equivalent and Short-Term Investments. The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings or cash varies and depends on several factors, including market conditions. Under normal market conditions, the Fund will invest 5% or less of its assets in such holdings or cash.

For more information on the Fund’s principal investment strategy please refer to the section entitled “Additional Information About the Fund’s Strategies and Risks — Principal Investment Strategies”. As of September 30, 2025, the Fund has significant exposure to the communication services, consumer discretionary and information technology sectors.

Diversification Status. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in growth-oriented U.S. exchange-traded equity securities (“Equity Securities”) and will opportunistically utilize an “option strategy” consisting of writing (selling) U.S. exchange-traded call option contracts on such Equity Securities.
Amplify Junior Silver Miners ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund generally expects to use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Fund invests 80% of its net assets (plus borrowings for investment purposes) in securities that comprise the Index. The Index tracks the performance of the equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of companies engaged in the silver mining industry, subject to the market capitalization screen as described below. All securities are assigned to an individual category by Metals Focus, an independent precious metals research consultancy. These categories include Project Development, Silver Mining, Streaming, Diversified Mining, Gold Mining, Zinc Mining, and Copper Mining. Eligible companies include companies that derive a majority of their revenues from silver mining, have a significant market share of global silver production, or are principally engaged in exploration and development activities related to new silver production as defined by Metal Focus.

Securities are then screened as of the Reconstitution Reference Date (defined below) for investability to determine initial inclusion (e.g., must not be listed on an exchange in a country which employs certain restrictions on foreign capital investment), a minimum market capitalization of $20 million, a minimum three minimum three-month average daily dollar trading volume of $10,000, and subject to the market capitalization weightings described below.

The Index is rebalanced quarterly in February, May, August and November in connection with the Index’s reconstitution. The Reconstitution Reference Date is either the last trading day of April or October. As of September 30, 2025, the Index had 55 constituents.

Weighting. The Index is a modified theme-adjusted free float market capitalization-weighted index. A theme-adjusted free float market value is calculated for each Index constituent and then constituent weightings are determined based on each Index constituent’s theme-adjusted free float market value, subject to certain adjustments. For additional information about the Index’s weighting process see “Additional Information About the Fund’s Strategies and Risks — Principal Investment Strategies.”

The Index is owned, calculated, and maintained by Nasdaq, Inc. (the “Index Provider”), which is independent of the Fund, Amplify Investments LLC, the Fund’s investment adviser (the “Adviser” or “Amplify Investments”), and Tidal Investments LLC (“Tidal” or the “Sub-Adviser”). The Index Provider may make adjustments to the constituents or their weights in the Index in between scheduled rebalances and reconstitutions of the Index as the Index Provider deems appropriate to ensure the integrity of the Index.

The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries, except to the extent that the Index concentrates in an industry or group of industries. As of the date of this prospectus, the Index is concentrated in the metals and mining industries.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund invests 80% of its net assets (plus borrowings for investment purposes) in securities that comprise the Index.
Amplify SILJ Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to balance high income and capital appreciation through investment exposure to junior silver mining companies and a covered call strategy. The Fund will achieve junior silver mining company investment exposure through investments in a selection of equity securities (the “Equity Securities”) held by the Amplify Junior Silver Miners ETF (the “SILJ ETF”), a series of the Amplify ETF Trust advised by Amplify Investments, LLC, the investment adviser to the Fund (“Amplify Investments” or the “Adviser”) and in shares of the SILJ ETF. In addition, the Fund will invest in financial instruments that provide exposure to exchange products (“Silver ETPs”) designed to track the price return of silver (i.e., “spot” silver prices) (the “Silver Price”). The Fund will seek to generate income by employing “covered call” and “covered call spread” options strategies that references the Equity Securities, the SILJ ETF and the Silver ETPs. As further described below, the Fund seeks to participate in a portion of the gains experienced by the Equity Securities and will seek to vary its option selling each month to a level sufficient to generate 1.5% monthly (18% annualized) option premium (the “Target Option Premium”), based upon the net asset value (“NAV”) of the Fund each time the Fund sells the monthly options contracts.

Please note that there is no guarantee the Fund will achieve the Target Option Premium in any given investment period. While the Fund seeks to generate the Target Option Premium, the actual premium earned during a one-year period will depend on the NAV of the Fund each time the Fund sells the weekly option contracts. Therefore, the actual premium income generated over a one-year period could be higher or lower than the Target Option Premium, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized premium generated by the Fund may be significantly less than the Target Option Premium for that time period. The Fund expects to make distributions from the income generated from its call writing strategy on a monthly basis; however, there is no guarantee that the Fund will make a distribution in any given period. The Target Option Premium is not a projection or guarantee of the Fund’s future performance or total return.

Tidal Investments LLC (“Tidal” or the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in financial instruments that provide investment exposure to Equity Securities held by the SILJ ETF. The Fund’s holdings are described below:

Principal Holdings
Portfolio Holdings	Investment Description	Expected Maturity
Equity Securities of SILJ ETF and shares of SILJ ETF	Junior silver mining companies investment exposure.	N/A
Options on Silver ETPs

The Fund will use options on Silver ETPs that reference a Silver ETP to synthetically create upside and downside participation in the Silver Price, as represented by the Silver ETP. The Fund may use the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration or may purchase an in-the-money call option.

1 year or less
Covered Call Writing
Options on Equity Securities, SILJ ETF and Silver ETP holdings

Call options are sold out-of-the-money (i.e., the strike price is above the strike price of the corresponding sold call) at a level sufficient to generate 1.5% monthly (18% annualized) option premium. The Fund will vary the percentage of its portfolio on which it sells options in order to achieve this level of premium.

The Fund may also simultaneously purchase a call option with a higher strike price and same expiration date in seeking to participate in potential appreciation above the higher strike price.

One month or less
U.S. Treasuries
U.S Treasuries and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. These instruments are used as collateral for the Silver ETP options.	1-month to 2-year maturities

SILJ ETF Investment Exposure

The Fund will invest in a selection of Equity Securities held by the SILJ ETF that collectively have an investment profile substantially similar to the Nasdaq Junior Silver Miners™ Index (the “SILJ Index”). The SILJ Index tracks the performance of the equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of companies engaged in the silver mining industry that have a minimum market capitalization of $20 million and a minimum three-month average daily dollar trading volume of $10,000. All securities within this initial universe are assigned to an individual category by Metals Focus, an independent precious metals research consultancy. These categories include Project Development, Silver Mining, Streaming, Diversified Mining, Gold Mining, Zinc Mining, and Copper Mining. The SILJ Index describes junior silver mining companies as those companies that meet the market capitalization screen described above and that derive a majority of their revenues from silver mining, have a significant market share of global silver production, or are principally engaged in exploration and development activities related to new silver production as defined by Metal Focus. The SILJ Index is a modified theme-adjusted free float market capitalization-weighted index. A theme-adjusted free float market value is calculated for each Index constituent and then constituent weightings are determined based on each SILJ Index constituent’s theme-adjusted free float market value, subject to certain adjustments. For additional information regarding the SILJ Index methodology, see “Additional Information About the Fund’s Strategies — SILJ Index Methodology” below.

In addition to its investment in the Equity Securities that comprise the SILJ ETF, the Fund may, from time to time, invest directly in the SILJ ETF. Additional information regarding the SILJ ETF, including its prospectus and most recent annual report, is available without charge by visiting https://amplifyetfs.com/silj/.

Silver Price Exposure

The Fund expects to also provide investment exposure to the Silver Price by buying and selling a combination of options that reference a Silver ETP. Silver ETPs are exchange-traded investment products not registered under the 1940 Act that reflect the Silver Price, before fees and expenses, by purchasing and storing silver bullion bars in a physical vault and issuing exchange-listed shares that trade intra-day on a national securities exchange. The sponsors of Silver ETPs do not actively manage the exposure to silver held by the Silver ETPs. The Fund expects its Silver ETP exposure to include iShares Silver Trust (“SLV”) and/or abrdn Physical Silver Shares ETF (“SIVR”). The Fund may invest up to 20% of its net assets in financial instruments that provide exposure to the Silver Price. Additional information regarding the Silver ETPs and SLV and SIVR is available in “Additional Information Regarding the Fund’s Principal Investment Strategies — Silver ETPs.”

An option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to buy (for a call option) or sell (for a put option) a particular asset on or before a specified future date (the “expiration date”) at an agreed upon price (the “strike price”). In exchange for selling the right to buy or sell the particular reference asset, the seller of an option contract receives income from the purchaser (a “premium”). The Silver ETP exposure may be created through the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration. This combination “synthetically” creates the upside and downside participation in the Silver Price, as represented by the Silver ETP. The Fund will primarily gain exposure to increases in value experienced by the Silver ETP through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in the Silver Price experience by the Silver ETP through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to the Silver Price both on the upside and downside. Alternatively, the Fund may purchase an in-the-money call option to synthetically participate in the upside and downside participation in the Silver Price as represented by the Silver ETP.

Covered Call Strategies

Covered Call Strategy

In furtherance of the Fund’s investment objective to provide investors with current income, the Fund will seek to generate high current income by employing a “covered call” option strategy in which it will write (sell) U.S. exchange-traded covered call options on its Equity Securities, SILJ ETF and Silver ETP holdings. A “covered call” is an options trading strategy where an investor sells (writes) a call option on a stock they already own, essentially giving someone else the right to buy their shares at a set price (strike price) within a specific time frame, in exchange for receiving a premium upfront. The Fund expects to write covered call options on each of its portfolio holdings, but such call writing may be reduced under certain market circumstances. The implementation of the Fund’s covered call strategy with respect to its Silver ETP holdings will result in “synthetical covered call” positions, as the Fund will not directly own the underlying Silver ETP holdings.

The Fund seeks to generate the Target Option Premium by selling call option contracts that are approximately 5-20% “out of the money” with expiration dates of approximately one month or less. The Fund primarily sells call option contracts that are above the then-current value of the Equity Securities, SILJ ETF and/or Silver ETPs. In seeking to obtain the Target Option Premium, the Fund can vary the size of the written call option contract or the strike price of the written call attributable to the Equity Securities, SILJ ETF and/or Silver ETPs in order to generate this sought-after Target Option Premium based upon the NAV of the Fund at the time the Fund writes the call options. Factors that impact the amount of premium generated in a written call option contract include: (i) time to expiration; (ii) strike price; and (iii) volatility of the underlying asset. The Fund sells new call option contracts each month that seek the Target Option Premium upon the expiration of its sold option contract. The amount of the portfolio that the Fund writes options on will vary depending on a variety of factors; but under normal circumstances, the Fund expects to write options on a majority of the assets in its portfolio.

The Fund will sell call options that reference Equity Securities, the SILJ ETF and/or Silver ETPs, which will give the holder (buyer) of the call option the right, but not the obligation, to purchase the specific holding at the strike price from the Fund, in exchange for a premium received. In selling call option contracts, the Fund effectively sells its ability to participate in gains of the portfolio holding beyond the predetermined strike price in exchange for the premium income received. While the Fund seeks to generate the Target Option Premium, the actual premium earned during a one-year period will depend on the NAV of the Fund at the time the options are sold. The amount of premium the Fund receives for writing options is directly related to the value of the underlying assets, as represented by the Fund’s NAV. When the Fund’s NAV is higher, the notional value of the options sold is greater, which generally results in higher option premiums. Conversely, when the Fund’s NAV is lower, the notional value of the options is reduced, resulting in lower premiums received. The Target Option Premium is calculated based upon the NAV of the Fund at the time the weekly option contracts are entered into and assumes the NAV will remain constant over a one-year period. However, the Fund’s NAV is expected to fluctuate over time due to market conditions, volatility and other factors. Accordingly, the actual option premium received by the Fund over the course of any year may be greater or less than the Target Option Premium, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized premium generated by the Fund may be significantly less for that time period. As a result, the amount of distributions paid to shareholders may vary from year to year, depending on the actual option premium received by the Fund. The Fund currently expects to make distributions on a monthly basis, a portion of which may be considered return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. The Fund expects that distributions will be comprised primarily of amounts attributable to the Target Option Premium.

Covered Call Spread Strategy

The Fund will employ a “covered call spread” strategy when the Sub-Adviser believes it is a better strategy for the Fund as compared to the covered call strategy described above. A covered call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. The Fund may write (sell) covered call spreads rather than stand-alone call option contracts to seek greater participation in the potential appreciation of the share price, while still generating net premium income. By writing covered call spreads, the Fund can potentially offset losses incurred from its sold call positions if the price of the Equity Securities, the SILJ ETF or the Silver ETPs, as applicable, rises above its strike price. The Sub-Adviser may employ this strategy for one or more of its Equity Securities, SILJ ETF, or the Silver ETPs holdings if it anticipates a significant short-term increase in its respective share price such as after a notable market decline or in response to broadly positive market developments. The Sub-Adviser may also employ this strategy in other situations, such as when it believes that the market is undervaluing options with higher strike prices compared to those closer to the current share price, and where the use of covered call spreads could enhance the Fund’s total return relative to the covered call strategy.

The Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Fund utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries, except to the extent the SILJ Index concentrates in any industry or group of industries. As of the date of this prospectus, the SILJ Index is concentrated in the metals and mining industries.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in financial instruments that provide investment exposure to Equity Securities held by the SILJ ETF.
Amplify Small-Mid Cap Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in high quality U.S.-listed equity securities of companies with small- to mid- market capitalizations. For these purposes, the Fund defines a “high quality” security as a company that meets the Sub-Adviser’s evaluation process described herein and a small- to mid- market capitalization company as a company that has a market capitalization of between $400 million and approximately the largest market capitalization company in the Russell 2500™ Index at the time of purchase. The Fund will primarily invest in common stocks, but may invest in other types of equity securities and/or in real estate investment trusts (“REITs”). REITs are financial vehicles that pool investors’ capital to purchase or finance real estate. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Curi Capital, LLC (“Curi” or a “Sub-Adviser”) and Penserra Capital Management LLC (“Penserra” or a “Sub-Adviser”, and collectively with Curi, the “Sub-Advisers”) each serve as investment sub-advisers to the Fund. Penserra is responsible for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, rebalancing the Fund’s portfolio and providing cash management services in accordance with the investment advice formulated by, and model portfolios delivered by, Curi and Amplify Investments. The Sub-Advisers are not affiliated with the Fund or Amplify Investments.

Curi actively manages the Fund by applying an economic return framework that seeks to identify attractively priced small- to mid- capitalization companies at all stages of the corporate lifecycle (i.e., the progression of a business over time from its creation to termination) that allocate capital in a way that creates long-term value. Curi’s economic return framework analyzes key determinants of success, such as cash flow, capital investments, credit worthiness and sales momentum. Taking into account a company’s stage in the corporate lifecycle, Curi evaluates the sustainability of the company’s economic returns and further evaluates potential investments to determine which stocks are most attractively priced. In managing the Fund, the Adviser seeks to construct a portfolio that is diversified across both economic sectors and corporate lifecycle. As a result of its lifecycle diversification, the Fund invests in both growth- and value-style equity securities. Curi will consider a variety of factors in its determination to sell a portfolio security, including, but not limited to, a company’s performance in relation to its investment milestones, valuation, and risk controls around sector, lifecycle or individual position size.

As part of the investment process, Curi’s investment team evaluates the general and industry-specific environmental, social, and governance (“ESG”) factors that Curi believes to be the most financially material to a company’s short-, medium, and long-term enterprise value at any given time. Curi defines materiality in terms of the impact on a company’s net income over the longer term. Specific ESG factors Curi considers at any given time vary greatly by geography and industry, and may also vary between companies within the same geographic region or industry. Such factors include, but are not limited to, board diversity, size and background, incentives, workforce diversity, cybersecurity, and environmental sustainability.

As of September 30, 2025, the Fund had significant exposure to the industrials, information technology and financials sectors.

Diversification Status. The Fund is classified as a “diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in high quality U.S.-listed equity securities of companies with small- to mid- market capitalizations.
Amplify Samsung SOFR ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to closely replicate the performance of the SOFR, as published by the Federal Reserve Bank of New York (New York Fed). Under normal market circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in investment instruments selected by Samsung Asset Management (New York), Inc., the Fund’s sub-adviser (“Samsung” or the “Sub-Adviser”) with the goal of achieving the returns that closely replicate the performance of SOFR after Fund fees and expenses and prior to any distributions payable by the Fund. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund.

SOFR

SOFR is a short-term benchmark rate that measures the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities in the repurchase market and is intended to serve as a rate upon which other debt transactions can be benchmarked. SOFR is announced by the New York Fed at 8:00 a.m. E.T. each day and is calculated based on the daily repurchase agreement (“repo”) transactions secured by U.S. Treasuries. SOFR is published one business day following its value date (the day when overnight trades were negotiated), by the New York Fed on its website. SOFR is subject to revision at 2:30 p.m. E.T. if the change in rate exceeds one basis point on the same day of initial publication. While the Fund will seek to provide shareholders with the returns of SOFR after the payment of Fund fees and expenses, shareholder returns will be reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. See “Additional Information About the Fund’s Strategies and Risks — Additional Information about SOFR” for additional information about SOFR.

The Fund’s Investments

The Fund will seek to achieve returns that closely replicate the performance of the SOFR, before fees and expenses. The Fund expects to achieve such returns by investing principally in repos. Under a repo, the Fund acquires predetermined collateral investments from financial institutions, such as banks and broker-dealers as are deemed to be creditworthy by the Sub-Adviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repo’s repurchase price generally equals the price paid by the Fund plus interest negotiated by the Fund and financial institution (which may be more or less than the rate on the underlying portfolio security).

The Fund may, from time to time, also invest in over-the-counter (“OTC”) swap agreements with one or more financial institutions. In a “swap” transaction, the Fund agrees with a swap counterparty to exchange the return (or differentials in rates of return) earned or realized on predetermined collateral investments for a specified time period. The Fund’s investments in swaps, if any, are expected to be in interest rate swap agreements whereby the Fund and swap counterparty exchange or swap payments based on changes in an interest rate or rates, such as SOFR. The terms of any OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under any such OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The Fund may also purchase short term notes with obligations to pay a specified sum, plus interest, to the Fund, typically within one year.

Collateral Investments

The Fund expects to hold cash, cash-like instruments or high-quality securities to support the Fund’s repos, as collateral for any OTC swap agreements and for investment purposes (collectively the “Collateral Investments”). The Collateral Investments are expected to consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses, each rated investment grade or determined by the Sub-Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

Diversification Status. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in investment instruments selected by Samsung Asset Management (New York), Inc.
Amplify BlackSwan Growth & Treasury Core ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index, which will primarily include U.S. Treasury securities and long-dated call options (“LEAP Options”) and/or FLexible EXchange® option contracts (“FLEX Options” and collectively with LEAP Options, “Options”) on the SPDR S&P 500 ETF Trust (“SPY”). The Fund is not a money market fund. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment sub-advisers, Cerity Partners LLC (“Cerity”) and Tidal Investments LLC (“Tidal,” and with Cerity, the “Sub-Advisers”), manage the investment of the Fund’s assets. The index provider is S-Network Global Indexes, Inc. (“S-Network” or the “Index Provider”). The Index Provider is not affiliated with the Fund, Amplify Investments LLC (the “Adviser”) or either Sub-Adviser.

LEAP Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAP Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP Option will expire and be worthless. FLEX Options are customized option contracts with uniquely customizable terms, such as exercise prices, style and expiration dates, and are guaranteed for settlement by the OCC. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk.

The Index is a rules-based, quantitative index that seeks to provide capital protection against the unpredictable, rare and highly disruptive events that have come to be referred to as “Black Swans.” The Index’s strategy is designed to allow for some participation in the investment gains experienced by the S&P 500 Index while still providing a buffer against significant losses. The Index seeks to provide such returns by allocating approximately 10% of its index market capitalization to a portfolio of Options on SPY and approximately 90% of its index market capitalization in a portfolio of U.S. Treasury securities. The SPY Options utilize SPY as the reference asset in order to provide the exposure to the S&P 500 Index. Due to the terms of these SPY Options (which are discussed in more detail below), these positions allow the equity portion of the Index to participate in approximately 70% of the upside experienced by SPY over a full market cycle. The U.S. Treasury securities portion of the portfolio is included to help mitigate against significant losses. By allocating approximately 90% of its index market capitalization to U.S. Treasury securities, the Index seeks to create a portfolio buffer that is positioned to preserve capital in the event of a “Black Swan” event. The Index is not designed to provide investment returns that correspond closely with the returns of the S&P 500 Index. The Fund is not an appropriate investment for investors who seek such returns.

The SPY Options portfolio is composed of in-the-money Options that, at the time of purchase, have expirations of at least one year and one day in the future and expire in either June or December, as applicable. An “in-the-money” option contract is one that currently presents a profit opportunity due to the relationship between the strike price and the current price of the reference asset. For purchased call option contracts, such as the SPY Options held by the Fund, an in-the-money option contract is one with a strike price that is below the current price of the underlying reference asset. The Options utilized by the Fund will generally have a delta of 70 at the time of purchase, meaning that for every $1.00 of movement in the share price of SPY, each Option will have a corresponding movement of $0.70. Therefore, while not subject to a return cap when SPY experiences gains, the Index generally only participates in approximately 70% of the gains experienced by SPY over a full market cycle. When SPY experiences losses, the SPY Options portfolio participates in approximately 70% of such losses experienced by SPY, but those losses are mitigated by the Index’s approximately 90% position in U.S. Treasury securities.

The U.S. Treasury securities portfolio is composed of U.S. Treasury securities that cumulatively provide an intermediate duration. This duration was selected as the Index’s target duration to seek to lower portfolio risk levels by increasing the probability of low correlation of the U.S. Treasuries to the U.S. equities markets. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security’s expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a duration of 10 years would be expected to drop by approximately 10% in response to a 1% increase in interest rates. An “intermediate duration,” is generally referred to as a security with a duration of 5 to 10 years.

The Index reconstitutes and rebalances every June and December. At each June reconstitution, the Index liquidates its existing June Options and purchases Options that expire the following June. The December Option positions will remain unchanged at each June reconstitution. At each December reconstitution, the Index liquidates its existing December Options and purchases Options that expire the following December. The June Options positions will remain unchanged at each December reconstitution. So as to maintain the desired allocation of the portfolio, net gains or losses derived from the reconstitutions of the Options positions are added to or subtracted from the U.S. Treasury securities portfolio at each reconstitution. The Index also rebalances the U.S. Treasury securities portfolio any time the portfolio’s target duration deviates by more than 0.5 years. For more information regarding the Index methodology, please see the section entitled “Additional Information About the Fund’s Strategies and Risks.”

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries, except to the extent that the Index concentrates in an industry or group of industries.

Diversification Status. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index, which will primarily include U.S. Treasury securities and long-dated call options (“LEAP Options”) and/or FLexible EXchange® option contracts (“FLEX Options” and collectively with LEAP Options, “Options”) on the SPDR S&P 500 ETF Trust (“SPY”).
Amplify Weight Loss Drug & Treatment ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities that comprise the Index. VettaFi LLC, a wholly-owned subsidiary of TMX Group Limited developed and maintains the Index (the “Index Provider”). Amplify Investments LLC is the investment adviser to the Fund (“Amplify” or the “Adviser”) and Penserra Capital Management LLC serves as the investment sub-adviser to the Fund (“Penserra” or the “Sub-Adviser”). The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s portfolio managers believe it is in the best interests of the Fund. The Index includes common stocks and/or depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

The Index. The Index is comprised of global companies expected to economically benefit from weight loss drug development. The Index includes pharmaceutical manufacturers, manufacturers of combination therapies and telehealth providers who provide access to Amylin agonists and analogs or GLP-1 agonists and analogs, including dual GLP-1 agonists and analogs.

The Index begins with a universe of common stocks issued by companies located in developed and emerging market countries around the world deemed by the Index Provider to have sufficient access, liquidity and foreign exchange markets to support a fund’s foreign investment trading. From this initial universe, to be eligible for inclusion in the Index, a company must have a market capitalization greater than or equal to $500 million and a three-month average daily trading volume of at least $1 million. The Index Provider will select twenty constituents to be included in the Index. The constituents must meet the requirements to be classified as a “Weight Loss Drug Manufacturer,” “Combination Therapies Drug Manufacturer” or a “Telehealth Provider” based on the following criteria:

•        “Weight Loss Drug Manufacturers” are those companies with GLP-1 agonist, amylin agonists and analogs or dual agonist drugs that have either launched or are currently undergoing clinical trials with the Food and Drug Administration (“FDA”). The Weight Loss Drug Manufacturers are then further classified into three subsegments depending on the stage of development: commercial, phase 3 and phase 2 and lower.

•        “Combination Therapies Drug Manufacturers” are those companies with drugs that are either being marketed or undergoing FDA clinical trials for combination use with Amylin agonists and analogs or GLP-1 agonist and analogs, including dual GLP-1 agonists and analogs.

•        “Telehealth Providers” are those companies who provide access to Amylin agonists and analogs or GLP-1 agonists and analogs, including dual GLP-1 agonists and analogs.

Each resulting constituent selected for inclusion in the Index is defined as a “Weight Loss Drug and Treatment Company. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Weight Loss Drug and Treatment Companies.

If more than twenty constituents are chosen, companies will be excluded in the following order until twenty constituents remain. Companies with the lowest full market capitalizations that are not in the commercial stage or the phase 3 stage segments of the Weight Loss Drug Manufactures segment are first excluded. Following, companies with the lowest full market capitalizations that are in the commercial stage or the phase 3 stage segments of the Weight Loss Drug Manufacturers segment are excluded.

Within a given segment each constituent is weighted according to its float-adjusted market cap. Each constituent is additionally capped as follows:

•        Weight Loss Drug Manufacturer companies in the commercial stage are capped at 15%,

•        Weight Loss Drug Manufacturer companies with a drug in the phase 3 stage are capped at 8%,

•        Weight Loss Drug Manufacturer companies with a drug in the phase 2 stage or lower stage are capped at 5%,

•        Combination Therapies Drug Manufacturer and Telehealth Providers are capped at 5%, and

•        the sum of all constituent weights greater than 5% must be less than or equal to 45% of the Index.

Capped weights are redistributed to the constituents within the given segment.

The Index is reconstituted and rebalanced quarterly, after the close of business on the third Friday of each March, June, September and December. For each reconstitution of the Index, constituents are determined based on data as of the last business day in each of February, May, August and November. Prices for determining weights for rebalances of the Index are determined on the Thursday prior to the second Friday of each March, June, September, and December. As of September 30, 2025, the Index was comprised of 22 securities. See “Additional Information About the Fund’s Strategies and Risks — The Index” below for additional information regarding the Index.

Concentration and Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of identified industries, except to the extent the Index concentrates in an industry or group of identified industries. As of the date of this prospectus, Fund has significant exposure to companies in the health care sector.

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities that comprise the Index.
Amplify TLT U.S. Treasury 12% Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities that are representative of the Index. As further described below, the Fund seeks to receive a targeted annualized option premium income of 12% (the “Target Option Premium”) through the implementation of the Index investments in the iShares 20+ Year Treasury Bond ETF (the “Underlying ETF”) and selling one-week expiration, at-the-money call option contracts that references the Underlying ETF. The Fund expects to make distributions of income from its investment in the Underlying ETF and the Target Option Premium on a regular basis. Amplify Investments LLC is the investment adviser to the Fund (“Amplify” or the “Adviser”) and Samsung Asset Management (New York), Inc., serves as the investment sub-adviser to the Fund (“Samsung” or the “Sub-Adviser”). Bloomberg Index Services Limited (the “Index Provider”) developed and maintains the Index. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

The Index measures the performance of holding the Underlying ETF and a written (sold) one-week expiration, at-the-money call option contract that references the Underlying ETF and generates the Target Option Premium. The Index is comprised of two components: (i) the Underlying ETF and (ii) a sold call option contract referencing the Underlying ETF that seeks to provide the Target Option Premium. The Underlying ETF tracks the investment results of the ICE® U.S. Treasury 20+ Year Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity greater than or equal to twenty years. See “Additional Information About the Fund’s Strategies and Risks — Underlying ETF”.

There is no assurance that the Index or the Fund will successfully achieve the Target Option Premium in accordance with its investment objective.

Target Option Premium. The Index is designed to provide the Target Option Premium through the implementation of written (sold) call option contracts on the Underlying ETF with weekly expirations. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A call option contract gives the seller of the call option contract (i.e., the “writer”) the obligation to sell, in exchange for a premium received, a specified amount of an underlying security at a pre-determined price if the holder of the option contract exercises the option. The Index sells call option contracts with an expiration date of one-week that have strike prices at the then-current value of the Underlying ETF, also known as “at-the-money.” In seeking to the Target Option Premium, the Index varies the size of the written call option contract that is attributable to the Underlying ETF in order to generate this sought-after Target Option Premium. Factors that impact the amount of premium generated in a written call option contract include: (i) time to expiration; (ii) strike price; and (iii) volatility of the underlying asset. The Index rebalances its sold call option contract each week upon the expiration of its sold option contract by selling a new call option contract that seeks the Target Option Premium. The Fund intends to sell call FLexible EXchange® Options (“FLEX Options”) that reference the Underlying ETF. The Fund will match the strike price (at-the-money), expiration dates (one-week), and notional exposure to the Underlying ETF in its sold call option contracts to generate the same premiums as the options sold by the Index. As further described below, by selling at-the-money call options, the Index will forfeit any of the upside market appreciation (if any) experienced by the Underlying ETF for which the options are written in exchange for premium received. Option contracts can either be “American” style or “European” style. The Index and the Fund utilize European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash. Therefore, if the price of the Underlying ETF exceeds the strike price, and the option contract is exercised, the Fund will be obligated to deliver the cash value of the difference between the then current price of the Underlying ETF and the strike price for the number of shares contemplated by the option contract.

Underling ETF Investment Exposure. The Fund seeks to provide exposure to the market performance and investment income provided by an investment in the Underlying ETF. The Fund expects to implement its investment in the Underlying ETF by holding a “representative sampling” of securities that comprise the Index. A representative sampling strategy seeks to replicate the returns of the Index, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole. In seeking to replicate the returns holding the Underlying ETF, in addition to the holding the Underlying ETF, the Fund may also invest directly in U.S. Treasuries that provides substantially the same investment performance of the Underlying ETF. The Fund’s portfolio managers expect the mix of Underlying ETF and direct holdings of U.S. Treasuries will be dependent on pricing that may be advantageous to the Fund.

It is anticipated that ordinarily the notional exposure of the sold call option contracts will be covered by the Fund’s direct holding of the Underlying ETF. Due to the Fund’s use of representative sampling, under certain market circumstances, the Fund may hold more or fewer shares of the Underlying ETF than contemplated in the corresponding sold call option contract. Accordingly, a portion of such sold call option contract may be “uncovered.” An option is considered “uncovered” when the holder does not have a direct position with which to fill the terms of the option contract should the counterparty exercise their right to the option. To the extent the Fund sells any call option contracts that are “uncovered”, it will directly hold U.S. Treasuries with substantially the same investment exposure as the Underlying ETF which it will utilize to cover any losses experienced by its sold call option contract that exceed its holdings of the Underlying ETF. Under certain market circumstances, up to 50% of the Fund’s sold option contracts may be uncovered (i.e., the Fund will directly hold U.S. Treasuries to cover the Fund’s sold options). The Fund’s ability to use the sale of its holdings of U.S. Treasuries to make payment on the sold option obligations is not guaranteed. See “Option Contracts Risk–Call Option Strategy Risk” below for additional risks associated with the Fund’s call option writing strategy.

In following the Index strategy of selling call option contracts and receiving a premium payment, the Fund, as a writer of the option, will effectively forego the upside market returns of the portion of Underlying ETF holdings in which it writes options that is beyond the strike price of each sold call option contract. Because the Index utilizes at-the-money call options, if market conditions are such all of the Fund’s Underlying ETF holdings are used to cover the sold call option, the Index will forego all upside potential of the Underlying ETF. If market conditions are such that the Index does not need write options contracts on all of the Fund’s Underlying ETF holdings to produce its Target Option Premium, the Fund will experience some, but not all, of the upside returns of the Underlying ETF (if any). The Fund will not participate in any upside returns of the Underlying ETF to the extent it holds U.S. Treasuries in lieu of holding the Underlying ETF directly; however, the Fund will also experience the market performance and income payments attributable to its U.S. Treasuries held directly. The Index, and therefore the Fund, is subject to any losses experienced by the Underlying ETF.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries, except to the extent that the Index concentrates in an industry or group of industries.

Diversification Status. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities that are representative of the Index.
Amplify Samsung U.S. Natural Gas Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. exchange-traded equity securities of “U.S. Natural Gas Infrastructure Companies.” U.S. Natural Gas Infrastructure Companies operate within the U.S. in the upstream, midstream, and/or downstream categories of the U.S. natural gas ecosystem, as further described below. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Samsung Asset Management (New York), Inc. (“SAMNY”) serves as the investment sub-adviser to the Fund (the “Sub-Adviser”) and manages the investment strategy and portfolio selection. See “Management of the Fund — Sub-Adviser” for further discussion on the Sub-Adviser and its use of resources of an affiliate to provide services to the Fund.

U.S. Natural Gas Infrastructure Portfolio Selection. The Fund is strategically designed to allocate its assets among three categories of the U.S. natural gas value chain — midstream, upstream, and downstream:

•        midstream involves the transportation (by pipeline, rail, barge, tanker or truck), storage, distribution, and wholesale marketing of natural gas products.

•       upstream includes searching for potential natural gas fields, drilling exploratory wells, and subsequently operating the wells that recover and bring the raw natural gas to the surface.

•       downstream is the processing and purifying of raw natural gas, as well as the marketing and distribution of products derived from natural gas, including methane, nitrogen, propane and hydrogen.

U.S. Natural Gas Infrastructure Companies will include companies in the energy, utilities and materials sectors. The Fund expects to concentrate the Fund’s portfolio in midstream companies, with the remainder principally in upstream and downstream companies. The Fund’s exposure to upstream, midstream and downstream companies may vary depending on market conditions. The Fund’s exposure to the midstream sector may include investments in master limited partnerships (“MLPs”), which will be limited to 25% of the Fund’s portfolio at the time of investment. MLPs are publicly-traded limited partnerships that are listed on a national securities exchange. MLPs are primarily focused on natural resource-related activities, including natural gas.

The Fund’s portfolio managers employ a “growth at a reasonable price” (GARP) approach to select U.S. Natural Gas Infrastructure Companies that have earnings, cash flow, and dividend growth potential. The Fund’s portfolio managers consider industry and macroeconomic drivers, market capitalization, and relative valuation of the securities, as well as certain quantitative and qualitative factors, to evaluate the potential securities for inclusion. The Fund’s portfolio will generally consist of approximately 20 to 25 securities of U.S. Natural Gas Infrastructure Companies, with weights determined based on the expected growth adjusted valuation and the optimal weighting of each security. In accordance with this investment methodology, the Fund’s portfolio managers intend to construct the Fund’s portfolio with securities they consider to be overperforming relative to the overall market and will over-weight specific companies that are overperforming relative to the peer companies within the upstream, midstream, or downstream categories.

Portfolio Eligibility. The eligible universe for the Fund’s portfolio begins with all U.S.-listed securities with exposure across the U.S. natural gas ecosystem, focusing on the upstream, midstream, and downstream categories. The initial universe is comprised of all securities which meet certain size, float and liquidity requirements and satisfy the below criteria:

•        The security is listed on a major U.S. exchange

•        Only one share class of each company is eligible for inclusion in the universe. The eligible share class is the share class of a company with the highest minimum average daily value traded over the 3 months preceding the universe screening.

•        American depositary receipts (“ADRs”) are excluded.

•        The security must either:

a.    Derive more than 50% of its revenues, directly or indirectly, from one of the U.S. midstream, downstream, and/or upstream natural gas categories as classified by the FactSet Revere Business Industry Classification System (“RBICS”) (or Global Industry Classification Standard (“GICS”) equivalent); or

b.    Be within one of the RBICS (or GICS equivalent) U.S. midstream, downstream, and/or upstream categories and meet at least one of the following criteria:

i.     have a leading market share in a natural gas industry group,

ii.    be one of the top 50% fastest growing companies within a natural gas industry, as measured by year-over-year revenue reported in the company’s publicly available financial statements, or

iii.   be organized as an MLP with a focus on natural gas.

See “Additional Information about the Fund’s Strategies and Risks — RBICS Classifications” for further information on the RBICS industry groups.

The Fund may invest in companies with various market capitalizations. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, except that the Fund will concentrate its assets in securities of issuers in the natural gas infrastructure industry or group of industries.

Diversification Status. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund is an actively managed ETF that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. exchange-traded equity securities of “U.S. Natural Gas Infrastructure Companies.
Amplify CEF High Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of the Index. Because the Index is comprised of securities issued by other investment companies (as opposed to operating companies), the Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it invests its assets in shares of funds that are included in the Index. The Index seeks to measure the performance of the common stock (or its equivalent) of the top 60 U.S. exchange-listed closed-end funds (the “Underlying Funds”), as selected and ranked according to factors employed by the Index methodology that are designed to result in a portfolio that produces high current income (the “Methodology”).

The Index universe is not limited by the types of securities or other instruments in which an Underlying Fund may invest, nor the investment strategy an Underlying Fund may employ. Thus, the Underlying Funds may invest in a variety of securities including, but not limited to, equity securities (both dividend and non-dividend paying), foreign securities (including depositary receipts), taxable investment grade fixed income securities, investment grade municipal securities, taxable high yield fixed income securities and high yield municipal securities (commonly referred to as “junk bonds”), preferred securities, convertible securities, commodities, real-estate related securities, including real estate investment trusts (“REITs”), and derivatives. The Underlying Funds may employ different investment strategies including, but not limited to, dividend strategies, global and international strategies, covered call option strategies, balanced strategies, limited duration strategies, tax and risk-managed strategies, sector strategies, real estate, energy, utility, commodity, natural resources and other equity or income-oriented strategies.

The initial Index universe begins with all closed-end funds whose shares are listed and trade on one of the following U.S. securities exchanges: the Nasdaq Stock Market®, the New York Stock Exchange, NYSE American, or the CBOE Exchange. From this initial universe, eligible constituents are then considered for inclusion based on its respective “Tier” classification, with funds qualifying as either a “Tier 1 Fund” or “Tier 2 Fund”. To be considered a “Tier 1 Fund,” a fund must meet the following criteria:

•        have net assets of at least $500 million;

•        have a six-month average daily traded value of at least $1 million;

•        have a fund yield that is greater than or equal to 1.2 times the median fund yield of dividend-paying funds within the closed-end fund universe;

•        have a trading price differential to NAV (i.e., a trading price premium or discount to NAV) that is not in the top 25th percentile of the closed-end fund universe (with funds with premiums and smaller discounts rated more highly than those with larger discounts); and

•        have an expense ratio that is less than or equal to 6%.

To be considered a “Tier 2 Fund”, a fund must meet the following criteria:

•        have net assets of at least $250 million;

•        have a fund average daily traded value of at least $800,000;

•        have a fund yield that is greater than or equal to the median fund yield of dividend-paying funds within the closed-end fund universe;

•        have a trading price differential to NAV that is not in the top 10th percentile of the closed-end fund universe; and

•        have an expense ratio that is less than or equal to 6%.

A combined rank score for each eligible Index constituent is then calculated based on the following criteria and calculated in accordance with the Index methodology: fund yield (descending); fund trading premium/discount (ascending); and fund average daily traded value (descending). Each fund is then assigned an overall rank based on its combined rank score. The Index selects the Tier 1 Funds with a rank of 1 through 60. However, if fewer than 60 Tier 1 Funds are selected, the Index includes the Tier 2 Funds with the best overall rank not already selected as Tier 1 Funds until the Index either reaches a total of 60 constituents or the list of eligible Tier 2 Funds is exhausted. While the Index seeks to have 60 components, that number is a maximum limit and not a fixed target.

Index constituents are weighted according to a “modified” fund-yield weighted methodology. The initial Index weights are determined as follows:

•        the top 30 Underlying Funds as determined by ranking Fund Yield in descending order are each assigned a weight of 3%; and

•        all remaining Underlying Funds are given equal weights such that the combined weights add up to 100%.

Initial weights are adjusted at the semi-annual rebalance to comply with the following ongoing maximum weight constraints:

•        no constituent may exceed 3.5%;

•        no constituent outside the top 30 may exceed 2%;

•        no constituent may exceed the ratio of 10 days of a constituent’s fund average daily traded value divided by 110% of the Fund’s net assets; and

•        no constituent may exceed the ratio of 2.7% of a constituent’s net assets divided by 100% of the Fund’s net assets.

The Index weight adjustment is conducted such that any excess weight from a constituent exceeding its max weight is redistributed proportionally to other eligible constituents. The Index is rebalanced and reconstituted semi-annually, effective on the trading day following the third Friday in January and July. The rebalance and reconstitution of the Index is conducted using reference data as of the third Friday of the month prior (December and June, respectively). The Index but may be adjusted more frequently for specific corporate events, as detailed in the Methodology.

The Index is unmanaged and cannot be invested in directly. The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the Underlying Funds comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the Underlying Funds in the Index.

Diversification Status. The Fund is classified as a “diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of the Index.